DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US Hedged Equity ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.4%
Australia - 4.9%
Ampol Ltd.	1,741	$41,194
APA Group(a)	6,792	51,540
Aristocrat Leisure Ltd.	3,609	88,160
ASX Ltd.	1,129	60,604
Aurizon Holdings Ltd.	11,688	29,831
Australia & New Zealand Banking Group Ltd.	18,532	289,496
BHP Group Ltd.	31,232	867,642
BlueScope Steel Ltd.	3,404	38,944
Brambles Ltd.	8,504	72,038
Cochlear Ltd.	387	56,748
Coles Group Ltd.	8,545	102,672
Commonwealth Bank of Australia	10,508	700,819
Computershare Ltd.	3,152	53,272
CSL Ltd.	2,984	599,351
Dexus REIT	6,096	36,414
Domino’s Pizza Enterprises Ltd.	362	15,741
Endeavour Group Ltd.	7,738	38,493
Evolution Mining Ltd.	12,715	20,794
Fortescue Metals Group Ltd.	10,504	132,391
Goodman Group REIT	10,573	142,304
GPT Group REIT	11,034	31,786
IDP Education Ltd.(b)	1,240	24,614
Insurance Australia Group Ltd.	14,724	46,848
Lendlease Corp. Ltd.(a)	3,916	27,519
Lottery Corp. Ltd.*	13,414	40,569
Macquarie Group Ltd.	2,218	269,022
Medibank Pvt Ltd.	15,582	39,556
Mineral Resources Ltd.*	964	42,196
Mirvac Group REIT	22,720	32,647
MMG Ltd.*	17,391	4,786
National Australia Bank Ltd.	19,830	415,066
Newcrest Mining Ltd.	5,473	66,397
Northern Star Resources Ltd.	6,974	37,603
Orica Ltd.	2,566	27,162
Origin Energy Ltd.	10,766	46,483
Qantas Airways Ltd.*	5,390	19,621
QBE Insurance Group Ltd.	9,512	78,559
Ramsay Health Care Ltd.	1,077	52,846
REA Group Ltd.	326	28,452
Reece Ltd.	1,757	19,248
Rio Tinto Ltd.	2,308	149,239
Santos Ltd.	19,972	107,823
Scentre Group REIT	30,349	61,053
SEEK Ltd.	1,941	27,705
Sonic Healthcare Ltd.	2,987	69,491
South32 Ltd.	29,525	83,840
Stockland REIT	14,262	35,327
Suncorp Group Ltd.	7,394	55,147
Telstra Corp. Ltd.	24,349	66,143
Transurban Group(a)	19,310	184,452
Treasury Wine Estates Ltd.	4,503	40,641
Vicinity Centres REIT	25,987	34,407
Washington H Soul Pattinson & Co. Ltd.	1,181	20,768
Wesfarmers Ltd.	6,912	222,336
Westpac Banking Corp.	21,649	320,116
WiseTech Global Ltd.	973	39,128
Woodside Energy Group Ltd.	11,714	274,524
Woolworths Group Ltd.	7,330	181,011

(Cost $6,989,558)		6,762,579

Austria - 0.1%
Erste Group Bank AG	2,046	46,222
OMV AG	894	36,188
Verbund AG	394	37,754
voestalpine AG	742	15,003

(Cost $183,482)		135,167

Belgium - 0.5%
Ageas SA/NV	1,065	43,335
Anheuser-Busch InBev SA/NV	5,275	256,282
D’ieteren Group	181	27,412
Elia Group SA/NV	191	27,813
Groupe Bruxelles Lambert SA	626	47,497
KBC Group NV	1,496	71,231
Proximus SADP	915	11,660
Sofina SA	93	18,711
Solvay SA	445	36,062
UCB SA	775	54,597
Umicore SA(b)	1,218	38,863
Warehouses De Pauw CVA REIT	1,045	31,904

(Cost $1,011,116)		665,367

Brazil - 1.1%
Ambev SA	26,854	78,821
Americanas SA	3,811	11,970
Atacadao SA	2,964	11,252
B3 SA - Brasil Bolsa Balcao	35,936	81,855
Banco Bradesco SA	9,678	29,467
Banco BTG Pactual SA	6,891	33,711
Banco do Brasil SA	5,000	40,068
Banco Santander Brasil SA	2,049	11,568
BB Seguridade Participacoes SA	4,893	26,598
BRF SA*	4,187	12,756
CCR SA	8,872	23,517
Centrais Eletricas Brasileiras SA	6,261	55,493
Cia de Saneamento Basico do Estado de Sao Paulo	2,362	22,315
Cia Siderurgica Nacional SA	3,957	10,496
Cosan SA	8,284	31,815
CPFL Energia SA	1,773	11,918
Energisa SA	1,284	10,438

Engie Brasil Energia SA	1,304	10,151
Equatorial Energia SA	5,875	27,306
Hapvida Participacoes e Investimentos SA, 144A	26,828	37,542
Hypera SA	3,014	24,953
JBS SA	5,104	29,030
Klabin SA	3,942	14,268
Localiza Rent a Car SA	4,759	55,636
Lojas Renner SA	6,078	30,925
Magazine Luiza SA*	19,206	15,764
Natura & Co. Holding SA	6,002	16,636
Petro Rio SA*	3,690	19,371
Petroleo Brasileiro SA	22,001	157,192
Raia Drogasil SA	7,925	33,148
Rede D’Or Sao Luiz SA, 144A	2,233	14,306
Rumo SA	9,383	36,451
Suzano SA	4,434	37,723
Telefonica Brasil SA	3,910	30,920
TIM SA	4,993	11,354
TOTVS SA	4,232	23,225
Ultrapar Participacoes SA	3,444	8,957
Vale SA	24,769	307,089
Vibra Energia SA	7,838	27,661
WEG SA	10,723	58,310

(Cost $1,492,898)		1,531,976

Canada - 7.9%
Agnico Eagle Mines Ltd.	2,720	112,168
Air Canada*	1,018	13,712
Algonquin Power & Utilities Corp.	4,809	66,056
Alimentation Couche-Tard, Inc.	5,037	216,460
AltaGas Ltd.	2,090	45,067
ARC Resources Ltd.	4,451	61,443
Bank of Montreal	4,127	381,009
Bank of Nova Scotia(b)	7,319	404,695
Barrick Gold Corp.	2,794	45,094
Barrick Gold Corp.	8,207	121,854
BCE, Inc.	455	21,958
BlackBerry Ltd.*	2,846	16,902
Brookfield Asset Management, Inc., Class A	8,686	417,849
BRP, Inc.	310	21,501
CAE, Inc.*	1,806	32,975
Cameco Corp.	2,354	68,612
Canadian Apartment Properties REIT	436	14,829
Canadian Imperial Bank of Commerce	5,559	262,892
Canadian National Railway Co.	3,601	428,249
Canadian Natural Resources Ltd.(b)	7,164	392,742
Canadian Pacific Railway Ltd.	5,730	428,959
Canadian Tire Corp. Ltd., Class A	418	49,163
Canadian Utilities Ltd., Class A	795	24,322
CCL Industries, Inc., Class B	906	44,439
Cenovus Energy, Inc.	8,916	167,275
CGI, Inc.*	1,286	101,834
Constellation Software, Inc.	121	182,144
Dollarama, Inc.	1,752	106,693
Emera, Inc.	1,595	73,802
Empire Co. Ltd., Class A	1,021	29,083
Enbridge, Inc.	12,525	516,507
Fairfax Financial Holdings Ltd.	149	74,280
First Quantum Minerals Ltd.	3,579	63,331
FirstService Corp.	251	31,398
Fortis, Inc.	2,920	128,819
Franco-Nevada Corp.	1,188	142,830
George Weston Ltd.	448	51,218
GFL Environmental, Inc.	1,080	30,426
Gildan Activewear, Inc.	1,353	40,013
Great-West Lifeco, Inc.(b)	1,841	43,244
Hydro One Ltd., 144A	1,839	49,792
iA Financial Corp., Inc.	638	34,272
IGM Financial, Inc.	654	17,802
Imperial Oil Ltd.	1,395	68,467
Intact Financial Corp.	1,032	149,494
Ivanhoe Mines Ltd., Class A*	3,638	23,379
Keyera Corp.	1,294	31,883
Kinross Gold Corp.	7,362	24,160
Lightspeed Commerce, Inc.*	939	17,967
Loblaw Cos. Ltd.	969	85,637
Lundin Mining Corp.	3,958	20,583
Magna International, Inc.	1,683	97,224
Manulife Financial Corp.	11,717	202,696
Metro, Inc.	1,483	78,003
National Bank of Canada	1,997	132,120
Northland Power, Inc.	1,498	51,281
Nutrien Ltd.	3,402	312,315
Nuvei Corp., 144A*	390	11,934
Onex Corp.	462	22,848
Open Text Corp.	1,605	50,557
Pan American Silver Corp.	1,238	18,419
Parkland Corp.	871	21,381
Pembina Pipeline Corp.	3,396	119,927
Power Corp. of Canada	3,529	90,741
Quebecor, Inc., Class B	1,005	21,709
Restaurant Brands International, Inc.	1,786	105,432
RioCan Real Estate Investment Trust REIT	1,530	23,451
Ritchie Bros Auctioneers, Inc.	646	44,751
Rogers Communications, Inc., Class B	2,099	90,378
Royal Bank of Canada	8,711	810,046
Saputo, Inc.	1,455	36,947
Shaw Communications, Inc., Class B	2,999	76,907
Shopify, Inc., Class A*	7,150	226,365
Sun Life Financial, Inc.	3,664	161,419

Suncor Energy, Inc.	8,820	285,348
TC Energy Corp.	6,088	293,379
Teck Resources Ltd., Class B	3,005	101,772
TELUS Corp.	2,643	59,527
TFI International, Inc.	507	50,582
Thomson Reuters Corp.	1,011	111,327
TMX Group Ltd.	337	33,845
Toromont Industries Ltd.	515	39,864
Toronto-Dominion Bank	11,164	718,199
Tourmaline Oil Corp.	1,990	117,656
West Fraser Timber Co. Ltd.	437	39,097
Wheaton Precious Metals Corp.	2,903	88,614
WSP Global, Inc.	729	86,874

(Cost $9,863,855)		10,832,218

Chile - 0.1%
Antofagasta PLC	2,488	31,822
Banco de Chile	258,773	24,551
Banco de Credito e Inversiones SA	222	6,539
Banco Santander Chile	361,173	14,507
Cencosud SA	8,433	11,790
Cia Cervecerias Unidas SA	667	3,625
Cia Sud Americana de Vapores SA	164,706	15,501
Empresas CMPC SA	7,496	14,218
Empresas Copec SA	2,226	19,201
Enel Americas SA	156,798	16,988
Enel Chile SA	123,794	4,064
Falabella SA	4,372	10,303

(Cost $231,618)		173,109

China - 8.8%
360 DigiTech, Inc., ADR	515	8,230
360 Security Technology, Inc., Class A	3,700	3,921
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	200	590
3SBio, Inc., 144A	9,586	6,388
AAC Technologies Holdings, Inc.(b)	3,567	6,644
Advanced Micro-Fabrication Equipment Inc China, Class A*	350	6,241
AECC Aviation Power Co. Ltd., Class A	1,000	6,655
Agricultural Bank of China Ltd., Class A	28,900	11,924
Agricultural Bank of China Ltd., Class H	180,323	59,045
Aier Eye Hospital Group Co. Ltd., Class A	3,124	13,306
Air China Ltd., Class A*	7,800	11,642
Air China Ltd., Class H*	9,926	7,980
Airtac International Group*	485	13,130
Alibaba Group Holding Ltd.*	93,434	1,122,584
A-Living Smart City Services Co. Ltd., 144A	1,596	1,651
Aluminum Corp. of China Ltd., Class A	7,300	4,766
Aluminum Corp. of China Ltd., Class H	18,664	6,896
Anhui Conch Cement Co. Ltd., Class A	1,200	5,545
Anhui Conch Cement Co. Ltd., Class H	8,227	31,446
Anhui Gujing Distillery Co. Ltd., Class A	300	11,081
Anhui Gujing Distillery Co. Ltd., Class B	1,126	17,223
ANTA Sports Products Ltd.	7,796	94,263
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	6,954
Autohome, Inc., ADR	380	13,532
AviChina Industry & Technology Co. Ltd., Class H	21,908	10,691
Baidu, Inc., Class A*	13,695	246,900
Bank of Beijing Co. Ltd., Class A	11,100	6,637
Bank of China Ltd., Class A	16,800	7,394
Bank of China Ltd., Class H	489,256	172,047
Bank of Communications Co. Ltd., Class A	11,800	7,824
Bank of Communications Co. Ltd., Class H	49,744	28,394
Bank of Hangzhou Co. Ltd., Class A	3,700	7,676
Bank of Jiangsu Co. Ltd., Class A	11,600	12,175
Bank of Nanjing Co. Ltd., Class A	7,900	12,146
Bank of Ningbo Co. Ltd., Class A	2,210	9,544
Bank of Shanghai Co. Ltd., Class A	5,590	4,783
Baoshan Iron & Steel Co. Ltd., Class A	10,200	7,871
BeiGene Ltd., ADR*(b)	300	51,498
Beijing Capital International Airport Co. Ltd., Class H*	6,501	4,092
Beijing Kingsoft Office Software, Inc., Class A	256	6,675
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,200	3,871
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	145	2,680
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	13,800	9,250
Betta Pharmaceuticals Co. Ltd., Class A	400	2,628
BGI Genomics Co. Ltd., Class A	500	4,371
Bilibili, Inc., Class Z*	1,128	27,321
BOE Technology Group Co. Ltd., Class A	15,500	8,303
BYD Co. Ltd., Class A	700	29,184
BYD Co. Ltd., Class H	5,109	157,657
BYD Electronic International Co. Ltd.(b)	2,894	7,706
CanSino Biologics, Inc., Class H, 144A	445	2,792
CGN Power Co. Ltd., Class H, 144A	82,381	19,628
Changchun High & New Technology Industry Group, Inc., Class A	200	5,127
Chaozhou Three-Circle Group Co. Ltd., Class A	1,100	4,316
China Cinda Asset Management Co. Ltd., Class H	54,699	7,527
China CITIC Bank Corp. Ltd., Class H	52,339	22,473
China Coal Energy Co. Ltd., Class H	16,390	14,639

China Communications Services Corp. Ltd., Class H	14,234	6,112
China Conch Venture Holdings Ltd.	10,486	21,456
China Construction Bank Corp., Class H	597,517	370,750
China CSSC Holdings Ltd., Class A	2,400	8,700
China Energy Engineering Corp. Ltd.	17,700	5,791
China Everbright Bank Co. Ltd., Class A	14,000	5,817
China Everbright Bank Co. Ltd., Class H	13,497	4,144
China Evergrande Group*(c)	8,123	1,708
China Feihe Ltd., 144A*	21,663	17,968
China Galaxy Securities Co. Ltd., Class A	7,370	10,563
China Galaxy Securities Co. Ltd., Class H	21,801	11,944
China Hongqiao Group Ltd.	14,641	14,289
China Huarong Asset Management Co. Ltd., Class H, 144A*	38,726	1,431
China International Capital Corp. Ltd., Class H, 144A	8,796	15,533
China Jushi Co. Ltd., Class A	4,400	9,179
China Lesso Group Holdings Ltd.	5,474	6,528
China Life Insurance Co. Ltd., Class A	700	3,111
China Life Insurance Co. Ltd., Class H	44,592	64,087
China Literature Ltd., 144A*	2,048	8,350
China Longyuan Power Group Corp. Ltd., Class H	19,055	30,882
China Medical System Holdings Ltd.	8,280	12,280
China Meidong Auto Holdings Ltd.	2,636	5,401
China Merchants Bank Co. Ltd., Class A	7,600	38,564
China Merchants Bank Co. Ltd., Class H	24,538	125,993
China Merchants Energy Shipping Co. Ltd., Class A	6,700	7,265
China Merchants Securities Co. Ltd., Class A	4,200	8,056
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,300	4,868
China Minsheng Banking Corp. Ltd., Class A	13,500	7,036
China Minsheng Banking Corp. Ltd., Class H(b)	28,896	9,204
China National Building Material Co. Ltd., Class H	29,449	27,916
China National Nuclear Power Co. Ltd., Class A	11,200	10,328
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	5,672
China Oilfield Services Ltd., Class H	10,996	11,432
China Pacific Insurance Group Co. Ltd., Class A	2,100	6,375
China Pacific Insurance Group Co. Ltd., Class H	15,658	33,236
China Petroleum & Chemical Corp., Class A	9,200	5,687
China Petroleum & Chemical Corp., Class H	160,651	75,938
China Railway Group Ltd., Class A	13,900	11,571
China Railway Group Ltd., Class H	18,491	10,602
China Resources Microelectronics Ltd., Class A	622	4,718
China Resources Mixc Lifestyle Services Ltd., 144A	3,535	16,079
China Shenhua Energy Co. Ltd., Class A	2,690	11,815
China Shenhua Energy Co. Ltd., Class H	20,143	63,390
China Southern Airlines Co. Ltd., Class A*	10,000	9,323
China Southern Airlines Co. Ltd., Class H*	7,607	4,119
China State Construction Engineering Corp. Ltd., Class A	23,600	17,561
China Suntien Green Energy Corp. Ltd., Class H	10,152	4,566
China Three Gorges Renewables Group Co. Ltd., Class A	12,800	11,304
China Tourism Group Duty Free Corp. Ltd., Class A	800	22,642
China Tower Corp. Ltd., Class H, 144A	293,078	36,594
China United Network Communications Ltd., Class A	10,000	5,139
China Vanke Co. Ltd., Class A	3,300	7,945
China Vanke Co. Ltd., Class H	9,974	19,519
China Yangtze Power Co. Ltd., Class A	10,200	35,410
Chinasoft International Ltd.*	14,445	11,355
Chongqing Brewery Co. Ltd., Class A	200	3,234
Chongqing Changan Automobile Co. Ltd., Class A	3,640	7,652
Chongqing Rural Commercial Bank Co. Ltd., Class A	7,100	3,680
Chongqing Zhifei Biological Products Co. Ltd., Class A	800	10,893
CIFI Holdings Group Co. Ltd.(b)	21,552	5,492
CITIC Ltd.	34,115	35,251
CITIC Securities Co. Ltd., Class A	5,230	14,780
CITIC Securities Co. Ltd., Class H	14,270	29,017
CMOC Group Ltd., Class A	15,200	10,826
CMOC Group Ltd., Class H	15,252	6,840
Contemporary Amperex Technology Co. Ltd., Class A*	877	61,323
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	2,600	5,307
COSCO SHIPPING Holdings Co. Ltd., Class A	6,330	13,013
COSCO SHIPPING Holdings Co. Ltd., Class H	18,876	28,331
Country Garden Holdings Co. Ltd.(b)	60,195	17,870

Country Garden Services Holdings Co. Ltd.	11,992	23,774
CRRC Corp. Ltd., Class A	13,700	9,937
CRRC Corp. Ltd., Class H	35,061	13,133
CSC Financial Co. Ltd., Class A	1,960	7,559
CSPC Pharmaceutical Group Ltd.	53,316	54,276
Dali Foods Group Co. Ltd., 144A	15,749	7,204
Daqin Railway Co. Ltd., Class A	7,700	7,190
Daqo New Energy Corp., ADR*	388	25,868
DaShenLin Pharmaceutical Group Co. Ltd., Class A	840	4,059
Dongfeng Motor Group Co. Ltd., Class H	23,713	15,076
Dongyue Group Ltd.	9,332	10,534
East Money Information Co. Ltd., Class A	4,279	13,752
Ecovacs Robotics Co. Ltd., Class A	200	2,363
ENN Energy Holdings Ltd.	5,060	73,753
Eve Energy Co. Ltd., Class A	900	12,377
Everbright Securities Co. Ltd., Class A	1,800	4,180
Flat Glass Group Co. Ltd., Class H*	2,614	8,643
Focus Media Information Technology Co. Ltd., Class A	3,200	2,807
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,518	17,704
Fosun International Ltd.	21,044	15,524
Founder Securities Co. Ltd., Class A	10,000	10,062
Foxconn Industrial Internet Co. Ltd., Class A	4,600	6,187
Fuyao Glass Industry Group Co. Ltd., Class A	1,100	6,220
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,423	16,355
Ganfeng Lithium Co. Ltd., Class A	700	8,685
Ganfeng Lithium Co. Ltd., Class H, 144A(b)	2,119	18,723
GCL System Integration Technology Co. Ltd., Class A*	1,000	531
GD Power Development Co. Ltd., Class A*	12,900	8,124
GDS Holdings Ltd., Class A*	4,320	14,999
Gemdale Corp., Class A	1,700	2,870
Genscript Biotech Corp.*	6,892	22,348
GF Securities Co. Ltd., Class A	2,000	4,760
GF Securities Co. Ltd., Class H	6,132	8,032
GigaDevice Semiconductor, Inc., Class A	168	2,821
Ginlong Technologies Co. Ltd., Class A	300	9,978
GoerTek, Inc., Class A	1,500	7,053
Gotion High-tech Co. Ltd., Class A	1,500	7,461
Great Wall Motor Co. Ltd., Class A	1,200	5,813
Great Wall Motor Co. Ltd., Class H	17,402	26,340
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,000	4,623
Greentown China Holdings Ltd.	4,920	9,328
Greentown Service Group Co. Ltd.	8,393	6,095
Guangdong Haid Group Co. Ltd., Class A	1,300	11,480
Guanghui Energy Co. Ltd., Class A	2,500	4,578
Guangzhou Automobile Group Co. Ltd., Class A	3,800	7,652
Guangzhou Automobile Group Co. Ltd., Class H	17,222	14,877
Guangzhou Tinci Materials Technology Co. Ltd., Class A	800	5,507
Guosen Securities Co. Ltd., Class A	5,900	7,901
Guotai Junan Securities Co. Ltd., Class A	3,100	6,638
H World Group Ltd., ADR	1,162	43,726
Haidilao International Holding Ltd., 144A*(b)	6,588	15,612
Haier Smart Home Co. Ltd., Class A	2,100	7,865
Haier Smart Home Co. Ltd., Class H	13,228	43,483
Haitian International Holdings Ltd.	4,489	11,038
Haitong Securities Co. Ltd., Class A	5,000	6,862
Haitong Securities Co. Ltd., Class H	14,205	9,321
Hangzhou First Applied Material Co. Ltd., Class A	560	5,260
Hangzhou Silan Microelectronics Co. Ltd., Class A	800	4,593
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	788	7,841
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,293	14,588
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	4,269
Hengan International Group Co. Ltd.	3,819	18,295
Hengli Petrochemical Co. Ltd., Class A	1,800	5,003
Hua Hong Semiconductor Ltd., 144A*	2,689	7,948
Huadong Medicine Co. Ltd., Class A	700	4,273
Hualan Biological Engineering, Inc., Class A	670	1,917
Huaneng Power International, Inc., Class A*	3,500	4,145
Huaneng Power International, Inc., Class H*	17,022	8,718
Huatai Securities Co. Ltd., Class A	1,700	3,234
Huatai Securities Co. Ltd., Class H, 144A	9,693	12,992
Huaxia Bank Co. Ltd., Class A	9,400	6,995
Huayu Automotive Systems Co. Ltd., Class A	1,700	4,595
Huizhou Desay Sv Automotive Co. Ltd., Class A	300	6,645
Hundsun Technologies, Inc., Class A	1,456	7,091
Hygeia Healthcare Holdings Co. Ltd., 144A*(b)	2,124	11,542
Iflytek Co. Ltd., Class A	900	4,885

Imeik Technology Development Co. Ltd., Class A	100	8,093
Industrial & Commercial Bank of China Ltd., Class A	33,000	20,925
Industrial & Commercial Bank of China Ltd., Class H	345,356	176,007
Industrial Bank Co. Ltd., Class A	8,800	21,798
Industrial Securities Co. Ltd., Class A*	1,950	1,753
Ingenic Semiconductor Co. Ltd., Class A	300	3,542
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	32,600	9,486
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	1,637
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	10,866
Inner Mongolia Yitai Coal Co. Ltd., Class B	8,000	13,504
Innovent Biologics, Inc., 144A*	6,981	29,752
Intco Medical Technology Co. Ltd., Class A	480	1,526
iQIYI, Inc., ADR*	1,364	4,992
JA Solar Technology Co. Ltd., Class A	1,260	11,961
JD Health International, Inc., 144A*(b)	6,650	46,304
JD.com, Inc., Class A	13,305	418,372
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,200	6,134
Jiangsu Expressway Co. Ltd., Class H	8,873	7,608
Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	4,251
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,500	12,544
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	700	16,666
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,300	4,189
Jiangxi Copper Co. Ltd., Class A	2,700	6,403
Jiangxi Copper Co. Ltd., Class H	3,974	4,906
Jiangxi Zhengbang Technology Co. Ltd., Class A*	1,600	1,385
Jinxin Fertility Group Ltd., 144A	5,344	3,493
Jiumaojiu International Holdings Ltd., 144A(b)	4,272	8,458
Kanzhun Ltd., ADR*	1,212	28,470
KE Holdings, Inc., ADR*	4,322	77,969
Kingdee International Software Group Co. Ltd.*	15,602	30,454
Kingsoft Corp. Ltd.	5,845	17,873
Kuaishou Technology, 144A*	10,570	92,654
Kweichow Moutai Co. Ltd., Class A	500	139,269
Lenovo Group Ltd.(b)	48,872	40,474
Lens Technology Co. Ltd., Class A	2,610	4,111
Lepu Medical Technology Beijing Co. Ltd., Class A	1,200	3,289
Li Auto, Inc., ADR*	3,306	95,114
Li Ning Co. Ltd.	14,531	133,300
Lingyi iTech Guangdong Co., Class A*	3,100	2,468
Logan Group Co. Ltd.(b)	9,576	1,049
Longfor Group Holdings Ltd., 144A	10,936	35,670
LONGi Green Energy Technology Co. Ltd., Class A	2,240	16,603
Lufax Holding Ltd., ADR	5,225	22,833
Luxshare Precision Industry Co. Ltd., Class A	3,349	18,191
Luzhou Laojiao Co. Ltd., Class A	600	20,343
Mango Excellent Media Co. Ltd., Class A	1,200	4,830
Maxscend Microelectronics Co. Ltd., Class A	160	2,357
Meituan, Class B, 144A*	27,236	658,630
Metallurgical Corp. of China Ltd., Class A	21,100	9,805
Microport Scientific Corp.*(b)	3,646	7,303
Ming Yuan Cloud Group Holdings Ltd.	1,485	1,232
Minth Group Ltd.	4,579	13,039
Montage Technology Co. Ltd., Class A	617	4,957
Muyuan Foods Co. Ltd., Class A	2,134	18,110
Nanjing Securities Co. Ltd., Class A	4,800	5,921
NARI Technology Co. Ltd., Class A	3,076	12,224
National Silicon Industry Group Co. Ltd., Class A*	1,306	3,895
NAURA Technology Group Co. Ltd., Class A	200	8,165
NetEase, Inc.	12,538	226,520
New China Life Insurance Co. Ltd., Class A	1,300	5,422
New China Life Insurance Co. Ltd., Class H	4,257	10,034
New Hope Liuhe Co. Ltd., Class A*	1,400	3,184
New Oriental Education & Technology Group, Inc.*	8,270	24,761
Ninestar Corp., Class A	548	3,510
Ningbo Deye Technology Co. Ltd., Class A	100	5,327
Ningbo Tuopu Group Co. Ltd., Class A	500	5,723
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,666	11,139
NIO, Inc., ADR*	8,627	171,764
Nongfu Spring Co. Ltd., Class H, 144A(b)	10,821	64,592
OFILM Group Co. Ltd., Class A*	103	96
Oppein Home Group, Inc., Class A	500	9,446
Orient Securities Co. Ltd., Class A	2,048	2,568
People’s Insurance Co. Group of China Ltd., Class H	66,401	20,558

PetroChina Co. Ltd., Class A	7,700	5,953
PetroChina Co. Ltd., Class H	131,462	62,141
Pharmaron Beijing Co. Ltd., Class A	600	5,911
Pharmaron Beijing Co. Ltd., Class H, 144A	1,081	7,183
PICC Property & Casualty Co. Ltd., Class H	40,323	43,669
Pinduoduo, Inc., ADR*	3,142	224,025
Ping An Bank Co. Ltd., Class A	6,600	12,182
Ping An Healthcare and Technology Co. Ltd., 144A*	2,085	5,685
Ping An Insurance Group Co. of China Ltd., Class A	3,600	22,848
Ping An Insurance Group Co. of China Ltd., Class H	38,596	227,926
Poly Developments and Holdings Group Co. Ltd., Class A	3,900	9,768
Pop Mart International Group Ltd., 144A(b)	3,770	9,823
Postal Savings Bank of China Co. Ltd., Class A	14,000	9,141
Postal Savings Bank of China Co. Ltd., Class H, 144A(b)	44,006	26,352
Power Construction Corp. of China Ltd., Class A	5,900	6,594
Qingdao Rural Commercial Bank Corp., Class A	1,600	706
Qinghai Salt Lake Industry Co. Ltd., Class A*	2,900	11,671
RLX Technology, Inc., ADR*	4,034	5,769
Rongsheng Petrochemical Co. Ltd., Class A	2,550	5,227
SAIC Motor Corp. Ltd., Class A	2,400	5,375
Sangfor Technologies, Inc., Class A	400	5,592
Sany Heavy Equipment International Holdings Co. Ltd.	6,832	7,086
Sany Heavy Industry Co. Ltd., Class A	2,800	6,384
Satellite Chemical Co. Ltd., Class A	2,098	6,661
SDIC Power Holdings Co. Ltd., Class A	6,500	10,492
Seazen Group Ltd.*	9,625	3,213
Seazen Holdings Co. Ltd., Class A*	2,500	7,535
SF Holding Co. Ltd., Class A	1,860	13,310
SG Micro Corp., Class A	150	3,479
Shaanxi Coal Industry Co. Ltd., Class A	4,700	14,969
Shandong Gold Mining Co. Ltd., Class A	2,200	5,701
Shandong Gold Mining Co. Ltd., Class H, 144A	4,780	8,136
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	900	3,801
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,432	18,312
Shanghai Baosight Software Co. Ltd., Class A	910	5,007
Shanghai Baosight Software Co. Ltd., Class B	3,380	10,268
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,100	6,427
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,018	9,748
Shanghai Junshi Biosciences Co. Ltd., Class A*	270	2,067
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	3,278
Shanghai M&G Stationery, Inc., Class A	800	5,140
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,252
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,214	7,600
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	9,788
Shanghai Putailai New Energy Technology Co. Ltd., Class A	800	7,340
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,200	3,695
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,600	2,972
Shanxi Meijin Energy Co. Ltd., Class A	3,100	5,103
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	17,815
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	7,201
Shenzhen Inovance Technology Co. Ltd., Class A	1,050	9,116
Shenzhen Kangtai Biological Products Co. Ltd., Class A	896	4,370
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	445	19,230
Shenzhen SC New Energy Technology Corp., Class A	300	5,776
Shenzhen Transsion Holdings Co. Ltd., Class A	633	6,255
Shenzhou International Group Holdings Ltd.	4,902	51,433
Sichuan Yahua Industrial Group Co. Ltd., Class A	1,000	4,127
Silergy Corp.	1,844	32,291
Sinopharm Group Co. Ltd., Class H	8,105	18,051
Sinotruk Hong Kong Ltd.	3,364	3,373
Smoore International Holdings Ltd., 144A	10,110	18,137
StarPower Semiconductor Ltd., Class A	100	5,741
Sunac China Holdings Ltd.*(c)	14,174	0
Sungrow Power Supply Co. Ltd., Class A	500	8,064

Sunny Optical Technology Group Co. Ltd.	4,259	58,551
Suzhou Maxwell Technologies Co. Ltd., Class A	100	6,775
TAL Education Group, ADR*	2,073	11,982
TBEA Co. Ltd., Class A	1,500	5,381
TCL Technology Group Corp., Class A	1,164	699
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,100	7,661
Tencent Holdings Ltd.	38,536	1,606,505
Tencent Music Entertainment Group, ADR*	3,659	18,698
Tianma Microelectronics Co. Ltd., Class A	1,000	1,367
Tianqi Lithium Corp., Class A*	800	13,231
Tingyi Cayman Islands Holding Corp.	13,235	23,540
Tongcheng Travel Holdings Ltd.*	5,864	12,089
Tongwei Co. Ltd., Class A	1,700	13,014
Topsports International Holdings Ltd., 144A	16,911	13,380
TravelSky Technology Ltd., Class H	4,346	7,608
Trina Solar Co. Ltd., Class A	1,184	12,254
Trip.com Group Ltd., ADR*	3,514	90,380
Tsingtao Brewery Co. Ltd., Class A	800	12,508
Tsingtao Brewery Co. Ltd., Class H	4,473	43,598
Unigroup Guoxin Microelectronics Co. Ltd., Class A	475	10,728
Uni-President China Holdings Ltd.	10,252	8,843
Unisplendour Corp. Ltd., Class A	1,880	4,709
Vipshop Holdings Ltd., ADR*	2,612	30,325
Walvax Biotechnology Co. Ltd., Class A	900	5,687
Wanhua Chemical Group Co. Ltd., Class A	1,021	13,092
Want Want China Holdings Ltd.	26,923	19,004
Weibo Corp., ADR*	333	6,890
Weichai Power Co. Ltd., Class A	2,100	3,536
Weichai Power Co. Ltd., Class H	11,516	15,435
Wens Foodstuffs Group Co. Ltd., Class A*	2,440	8,379
Will Semiconductor Co. Ltd., Class A	540	7,328
Wingtech Technology Co. Ltd., Class A	478	4,470
Wuliangye Yibin Co. Ltd., Class A	1,700	41,147
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,500	2,597
WuXi AppTec Co. Ltd., Class A	920	11,940
WuXi AppTec Co. Ltd., Class H, 144A(b)	2,094	23,838
Wuxi Biologics Cayman, Inc., 144A*	22,373	198,682
Xiaomi Corp., Class B, 144A*	96,739	142,483
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	4,300	7,987
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,359	6,520
Xinyi Solar Holdings Ltd.	30,699	42,399
XPeng, Inc., ADR*	2,944	54,523
Xtep International Holdings Ltd.	8,580	11,981
Yadea Group Holdings Ltd., 144A	6,987	13,371
Yankuang Energy Group Co. Ltd., Class A	700	4,864
Yankuang Energy Group Co. Ltd., Class H	9,496	37,748
Yifeng Pharmacy Chain Co. Ltd., Class A	600	4,638
Yihai International Holding Ltd.*	2,432	6,141
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	6,613
YongXing Special Materials Technology Co. Ltd., Class A	300	5,845
Yonyou Network Technology Co. Ltd., Class A	1,700	4,944
YTO Express Group Co. Ltd., Class A	4,500	12,782
Yum China Holdings, Inc.	2,559	128,231
Yunnan Baiyao Group Co. Ltd., Class A	560	4,245
Yunnan Energy New Material Co. Ltd., Class A	300	8,382
Zai Lab Ltd., ADR*	588	27,171
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	8,715
Zhaojin Mining Industry Co. Ltd., Class H*	10,009	8,519
Zhejiang Chint Electrics Co. Ltd., Class A	1,200	5,495
Zhejiang Dahua Technology Co. Ltd., Class A	3,600	7,682
Zhejiang Expressway Co. Ltd., Class H	5,816	4,431
Zhejiang Huayou Cobalt Co. Ltd., Class A	650	7,033
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,400	15,404
Zhejiang NHU Co. Ltd., Class A	2,160	7,026
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	5,473	16,143
Zhongsheng Group Holdings Ltd.	3,824	18,149
Zhuzhou CRRC Times Electric Co. Ltd.	3,305	16,043
Zijin Mining Group Co. Ltd., Class A	6,800	8,663
Zijin Mining Group Co. Ltd., Class H	34,308	39,078
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	3,675
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	2,969	1,343
ZTE Corp., Class A	1,512	5,363
ZTE Corp., Class H	3,477	7,372
ZTO Express Cayman, Inc., ADR(b)	2,617	68,173

(Cost $14,342,131)		12,068,814

Colombia - 0.0%
Bancolombia SA	1,292	9,977
Ecopetrol SA	27,882	14,208
Interconexion Electrica SA ESP	2,692	11,652

(Cost $38,748)		35,837

Cyprus - 0.0%
Polymetal International PLC(c)	1,738	0
TCS Group Holding PLC, GDR*(c)	608	0

(Cost $62,312)		0

Czech Republic - 0.0%
CEZ AS	965	39,054
Komercni Banka AS	617	14,534
Moneta Money Bank AS, 144A	1,846	5,851

(Cost $52,551)		59,439

Denmark - 1.6%
A.P. Moller - Maersk A/S, Class A	19	44,568
A.P. Moller - Maersk A/S, Class B	32	76,771
Carlsberg A/S, Class B	585	76,343
Chr Hansen Holding A/S	622	36,324
Coloplast A/S, Class B	756	86,645
Danske Bank A/S	4,096	54,892
Demant A/S*	659	20,347
DSV A/S	1,123	166,384
Genmab A/S*	399	142,332
GN Store Nord AS	748	21,255
Novo Nordisk A/S, Class B	10,189	1,091,076
Novozymes A/S, Class B	1,220	70,159
Orsted AS, 144A	1,127	110,694
Pandora A/S	588	35,523
ROCKWOOL A/S, Class B	51	10,547
Tryg A/S	2,057	46,597
Vestas Wind Systems A/S	6,278	158,139

(Cost $1,796,634)		2,248,596

Egypt - 0.0%
Commercial International Bank Egypt SAE	10,081	19,994
Eastern Co. SAE	4,376	2,218

(Cost $32,659)		22,212

Finland - 0.8%
Elisa OYJ	869	46,512
Fortum OYJ	2,716	27,963
Kesko OYJ, Class B	1,624	34,240
Kone OYJ, Class B	2,011	80,677
Neste OYJ	2,569	127,150
Nokia OYJ	34,075	171,629
Nordea Bank Abp	21,174	196,942
Orion OYJ, Class B	706	32,048
Sampo OYJ, Class A	3,029	137,284
Stora Enso OYJ, Class R	3,527	52,724
UPM-Kymmene OYJ	3,126	106,465
Wartsila OYJ Abp	2,668	22,077

(Cost $1,162,298)		1,035,711

France - 6.5%
Accor SA*	985	23,628
Aeroports de Paris*	174	23,930
Air Liquide SA	3,239	407,530
Airbus SE	3,674	361,428
Alstom SA(b)	1,849	38,204
Amundi SA, 144A	378	19,259
Arkema SA	368	31,206
AXA SA	11,555	273,177
BioMerieux	238	21,827
BNP Paribas SA	6,815	318,364
Bollore SE	5,529	26,537
Bouygues SA	1,361	40,075
Bureau Veritas SA	1,752	43,612
Capgemini SE	1,029	178,898
Carrefour SA	3,659	61,187
Cie de Saint-Gobain	3,010	122,055
Cie Generale des Etablissements Michelin SCA	4,044	98,776
Covivio REIT	356	19,963
Credit Agricole SA	7,469	68,980
Danone SA	3,953	208,600
Dassault Aviation SA	152	20,927
Dassault Systemes SE	4,214	163,360
Edenred	1,453	73,740
Eiffage SA	482	42,558
Electricite de France SA	3,077	36,906
Engie SA	11,320	135,011
EssilorLuxottica SA	1,757	263,530
Eurazeo SE	248	14,866
Gecina SA REIT	309	27,622
Getlink SE	2,720	51,362
Hermes International	192	247,459
Ipsen SA	243	23,334
Kering SA	463	234,042
Klepierre SA REIT*	1,245	25,649
La Francaise des Jeux SAEM, 144A	558	18,152
Legrand SA	1,698	123,339
L’Oreal SA	1,489	513,630
LVMH Moet Hennessy Louis Vuitton SE	1,701	1,106,850
Orange SA	12,611	127,976
Pernod Ricard SA	1,303	240,350
Publicis Groupe SA	1,363	66,775
Remy Cointreau SA	132	24,581
Renault SA*	1,162	33,409
Safran SA	2,089	213,923
Sanofi	7,018	579,595
Sartorius Stedim Biotech	173	63,579
Schneider Electric SE	3,366	401,793
SEB SA	169	12,568
Societe Generale SA	4,948	109,793
Sodexo SA	501	38,486
Teleperformance	349	99,712
Thales SA	628	75,828
TotalEnergies SE(b)	15,308	779,804
Ubisoft Entertainment SA*	507	23,443

Unibail-Rodamco-Westfield REIT*	792	40,910
Valeo	1,380	26,544
Veolia Environnement SA	4,275	95,719
Vinci SA	3,288	304,820
Vivendi SE	4,637	42,191
Wendel SE	166	13,095
Worldline SA, 144A*	1,421	61,106

(Cost $9,273,171)		8,985,573

Germany - 4.2%
adidas AG	1,089	162,276
Allianz SE	2,488	421,504
BASF SE	5,747	242,973
Bayer AG	6,069	320,810
Bayerische Motoren Werke AG	2,090	154,313
Bechtle AG	466	17,903
Beiersdorf AG	579	58,536
Brenntag SE	917	60,287
Carl Zeiss Meditec AG	251	31,329
Commerzbank AG*	5,972	39,790
Continental AG	754	43,554
Covestro AG, 144A	1,143	34,598
Daimler Truck Holding AG*	2,840	72,850
Delivery Hero SE, 144A*(b)	1,032	43,040
Deutsche Bank AG(d)	12,253	102,487
Deutsche Boerse AG	1,182	200,094
Deutsche Lufthansa AG*	3,695	22,038
Deutsche Post AG	6,154	225,084
Deutsche Telekom AG	20,105	379,603
E.ON SE	14,083	120,440
Evonik Industries AG	1,453	27,152
Fresenius Medical Care AG & Co. KGaA	1,202	41,300
Fresenius SE & Co. KGaA	2,531	62,723
GEA Group AG	1,102	38,418
Hannover Rueck SE	347	51,227
HeidelbergCement AG	884	40,066
HelloFresh SE*	935	22,420
Henkel AG & Co. KGaA	619	38,755
Infineon Technologies AG	7,837	191,382
KION Group AG	438	17,532
Knorr-Bremse AG	426	20,699
LEG Immobilien SE	458	34,667
Mercedes-Benz Group AG	4,962	279,846
Merck KGaA	801	137,971
MTU Aero Engines AG	334	59,058
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	847	202,754
Nemetschek SE	340	20,125
Puma SE	610	37,406
Rational AG	41	22,188
Rheinmetall AG	272	43,298
RWE AG	3,816	146,033
SAP SE	6,383	544,856
Scout24 SE, 144A	502	29,028
Siemens AG	4,732	480,679
Siemens Energy AG	2,809	41,426
Siemens Healthineers AG, 144A	1,811	88,687
Symrise AG	780	81,796
Telefonica Deutschland Holding AG	9,252	24,035
Uniper SE(b)	470	2,543
United Internet AG	567	12,849
Volkswagen AG	191	35,356
Vonovia SE	4,553	123,540
Zalando SE, 144A*	1,332	30,935

(Cost $7,705,623)		5,784,259

Greece - 0.1%
Alpha Services and Holdings SA*	12,017	11,161
Eurobank Ergasias Services and Holdings SA*	16,513	15,433
Hellenic Telecommunications Organization SA	1,630	25,980
JUMBO SA	804	11,506
Mytilineos SA	983	15,431
National Bank of Greece SA*	5,281	17,110
OPAP SA	966	12,766
Public Power Corp. SA*	1,163	6,083

(Cost $124,854)		115,470

Hong Kong - 2.5%
AIA Group Ltd.	74,427	720,212
Alibaba Health Information Technology Ltd.*	24,449	14,173
Alibaba Pictures Group Ltd.*	51,814	4,093
Beijing Enterprises Holdings Ltd.	4,754	14,173
Beijing Enterprises Water Group Ltd.	29,600	7,618
BOC Hong Kong Holdings Ltd.	22,508	77,716
Bosideng International Holdings Ltd.	14,160	7,974
Brilliance China Automotive Holdings Ltd.*(c)	14,554	13,537
Budweiser Brewing Co. APAC Ltd., 144A	10,027	29,575
China Everbright Environment Group Ltd.	26,229	13,000
China Gas Holdings Ltd.	18,497	26,254
China Jinmao Holdings Group Ltd.	27,652	5,848
China Mengniu Dairy Co. Ltd.*	20,964	95,222
China Merchants Port Holdings Co. Ltd.	8,916	13,405
China Overseas Land & Investment Ltd.	23,044	62,244
China Overseas Property Holdings Ltd.	9,399	10,011
China Power International Development Ltd.	32,211	18,058
China Resources Beer Holdings Co. Ltd.	10,531	73,595
China Resources Cement Holdings Ltd.	18,836	11,639
China Resources Gas Group Ltd.	5,528	21,587
China Resources Land Ltd.	18,920	77,742

China Resources Power Holdings Co. Ltd.	11,465	22,875
China Ruyi Holdings Ltd.*(b)	11,414	2,909
China State Construction International Holdings Ltd.	11,854	13,714
China Taiping Insurance Holdings Co. Ltd.	8,417	8,622
China Traditional Chinese Medicine Holdings Co. Ltd.	18,429	7,983
Chow Tai Fook Jewellery Group Ltd.	11,774	23,792
CK Asset Holdings Ltd.	12,908	87,328
CK Hutchison Holdings Ltd.	17,110	110,634
CK Infrastructure Holdings Ltd.	3,856	23,484
CLP Holdings Ltd.	10,051	86,696
COSCO SHIPPING Ports Ltd.	8,299	5,382
ESR Group Ltd., 144A*	11,108	31,207
Far East Horizon Ltd.	11,701	8,870
Futu Holdings Ltd., ADR*	290	14,236
Galaxy Entertainment Group Ltd.	14,346	80,607
Geely Automobile Holdings Ltd.	37,070	75,097
Guangdong Investment Ltd.	17,674	16,213
Hang Lung Properties Ltd.	11,594	19,322
Hang Seng Bank Ltd.	4,716	73,906
Henderson Land Development Co. Ltd.	8,144	27,289
HK Electric Investments & HK Electric Investments Ltd.(a)	15,536	12,965
HKT Trust & HKT Ltd.(a)	26,892	36,113
Hong Kong & China Gas Co. Ltd.	67,044	66,201
Hong Kong Exchanges & Clearing Ltd.	7,465	302,264
Hongkong Land Holdings Ltd.	7,400	35,816
Hopson Development Holdings Ltd.(b)	3,679	5,062
HUTCHMED China Ltd., ADR*(b)	515	6,623
Jardine Matheson Holdings Ltd.	921	48,905
Kingboard Holdings Ltd.	3,978	12,595
Kingboard Laminates Holdings Ltd.	6,739	6,448
Kunlun Energy Co. Ltd.	28,991	25,302
Link REIT	13,436	104,168
MTR Corp. Ltd.	9,014	46,226
New World Development Co. Ltd.	9,515	31,096
Nine Dragons Paper Holdings Ltd.	11,423	8,980
Orient Overseas International Ltd.	824	23,076
Power Assets Holdings Ltd.	8,161	48,870
Shenzhen International Holdings Ltd.	8,123	7,017
Shimao Group Holdings Ltd.(b)(c)	6,159	0
Sino Biopharmaceutical Ltd.	79,026	41,684
Sino Land Co. Ltd.	18,191	26,654
SITC International Holdings Co. Ltd.	7,529	19,185
Sun Hung Kai Properties Ltd.	8,911	104,793
Swire Pacific Ltd., Class A	3,404	23,572
Swire Properties Ltd.	8,946	20,676
Techtronic Industries Co. Ltd.	8,207	97,455
Vinda International Holdings Ltd.	3,130	8,753
WH Group Ltd., 144A	48,643	33,219
Wharf Holdings Ltd.	8,363	31,540
Wharf Real Estate Investment Co. Ltd.	10,684	48,733
Xinyi Glass Holdings Ltd.	10,872	20,168
Yuexiu Property Co. Ltd.	11,791	14,782

(Cost $3,736,898)		3,376,783

Hungary - 0.0%
MOL Hungarian Oil & Gas PLC	2,264	15,623
OTP Bank Nyrt	1,369	29,171
Richter Gedeon Nyrt	842	16,997

(Cost $91,148)		61,791

India - 4.2%
ACC Ltd.	400	11,577
Adani Enterprises Ltd.	1,838	73,891
Adani Green Energy Ltd.*	1,907	58,469
Adani Ports & Special Economic Zone Ltd.	2,925	31,001
Adani Power Ltd.*	4,860	25,319
Adani Total Gas Ltd.	1,605	75,645
Adani Transmission Ltd.*	1,661	82,795
Ambuja Cements Ltd.	3,761	19,466
Apollo Hospitals Enterprise Ltd.	591	32,153
Asian Paints Ltd.	2,242	95,698
AU Small Finance Bank Ltd., 144A	1,340	10,690
Aurobindo Pharma Ltd.	1,823	12,513
Avenue Supermarts Ltd., 144A*	1,134	64,670
Axis Bank Ltd.	14,549	137,602
Bajaj Auto Ltd.	423	21,746
Bajaj Finance Ltd.	1,709	157,144
Bajaj Finserv Ltd.	228	48,672
Balkrishna Industries Ltd.	483	12,437
Bandhan Bank Ltd., 144A*	3,700	12,968
Berger Paints India Ltd.	1,200	10,174
Bharat Electronics Ltd.	6,844	26,400
Bharat Forge Ltd.	2,071	19,310
Bharat Petroleum Corp. Ltd.	8,291	34,293
Bharti Airtel Ltd.	13,366	122,225
Biocon Ltd.	2,284	8,908
Britannia Industries Ltd.	578	27,262
Cholamandalam Investment and Finance Co. Ltd.	2,409	23,962
Cipla Ltd.	2,805	36,659
Coal India Ltd.	8,686	25,667
Colgate-Palmolive India Ltd.	694	14,629
Container Corp. Of India Ltd.	1,452	12,729
Dabur India Ltd.	3,991	29,313
Divi’s Laboratories Ltd.	768	35,055
DLF Ltd.	3,332	16,354
Dr. Reddy’s Laboratories Ltd.	665	35,528
Eicher Motors Ltd.	766	32,379

GAIL India Ltd.	9,254	15,851
Godrej Consumer Products Ltd.*	2,758	32,081
Godrej Properties Ltd.*	767	13,588
Grasim Industries Ltd.	1,648	34,816
Havells India Ltd.	1,403	24,570
HCL Technologies Ltd.	6,557	77,483
HDFC Life Insurance Co. Ltd., 144A	6,015	43,543
Hero MotoCorp Ltd.	692	24,713
Hindalco Industries Ltd.	8,854	48,918
Hindustan Petroleum Corp. Ltd.	3,845	11,785
Hindustan Unilever Ltd.	5,007	167,609
Housing Development Finance Corp. Ltd.	10,666	328,390
ICICI Bank Ltd.	31,950	356,782
ICICI Lombard General Insurance Co. Ltd., 144A	1,437	23,299
ICICI Prudential Life Insurance Co. Ltd., 144A	2,368	17,720
Indian Oil Corp. Ltd.	15,346	13,809
Indian Railway Catering & Tourism Corp. Ltd.	1,558	13,936
Indraprastha Gas Ltd.	1,513	7,980
Indus Towers Ltd.	4,143	10,418
Info Edge India Ltd.	447	24,439
Infosys Ltd.	20,856	391,866
InterGlobe Aviation Ltd., 144A*	612	15,534
ITC Ltd.	17,688	71,346
Jindal Steel & Power Ltd.	2,591	14,131
JSW Steel Ltd.	4,752	39,884
Jubilant Foodworks Ltd.	2,564	19,887
Kotak Mahindra Bank Ltd.	3,265	78,707
Larsen & Toubro Infotech Ltd., 144A	304	17,759
Larsen & Toubro Ltd.	4,365	105,612
Lupin Ltd.	1,353	11,393
Mahindra & Mahindra Ltd.	5,281	86,980
Marico Ltd.	3,283	21,716
Maruti Suzuki India Ltd.	736	84,126
Mindtree Ltd.	410	17,061
Mphasis Ltd.	553	14,831
MRF Ltd.	18	19,338
Muthoot Finance Ltd.	756	10,039
Nestle India Ltd.	226	56,674
NTPC Ltd.	24,206	49,961
Oil & Natural Gas Corp. Ltd.	14,761	25,748
Page Industries Ltd.	35	22,484
Petronet LNG Ltd.	3,652	10,162
PI Industries Ltd.	691	29,883
Pidilite Industries Ltd.	863	29,719
Piramal Pharma Ltd.*(c)	3,728	10,281
Power Grid Corp. of India Ltd.	18,140	52,417
Reliance Industries Ltd.	18,797	624,046
Samvardhana Motherson International Ltd.	7,852	12,145
SBI Cards & Payment Services Ltd.	1,384	16,063
SBI Life Insurance Co. Ltd., 144A	2,515	42,069
Shree Cement Ltd.	72	20,001
Shriram Transport Finance Co. Ltd.	1,196	20,390
Siemens Ltd.	413	14,988
SRF Ltd.	973	31,145
State Bank of India	10,626	71,044
Sun Pharmaceutical Industries Ltd.	5,886	66,154
Tata Consultancy Services Ltd.	5,565	224,899
Tata Consumer Products Ltd.	3,294	33,565
Tata Elxsi Ltd.	210	23,837
Tata Motors Ltd.*	10,084	59,787
Tata Power Co. Ltd.	8,029	23,943
Tata Steel Ltd.	41,880	57,082
Tech Mahindra Ltd.	3,732	50,542
Titan Co. Ltd.	2,092	68,576
Torrent Pharmaceuticals Ltd.	496	9,679
Trent Ltd.	1,162	20,580
UltraTech Cement Ltd.	572	48,072
United Spirits Ltd.*	1,860	19,004
UPL Ltd.	2,858	27,669
Vedanta Ltd.	6,315	21,478
Wipro Ltd.	8,439	43,922
Yes Bank Ltd.*	56,316	11,659
Zomato Ltd.*	9,586	6,991

(Cost $4,667,702)		5,763,902

Indonesia - 0.6%
Aneka Tambang Tbk	47,388	6,354
PT Adaro Energy Indonesia Tbk	82,036	19,566
PT Astra International Tbk	113,855	53,504
PT Bank Central Asia Tbk	347,439	191,949
PT Bank Jago Tbk*	23,116	13,121
PT Bank Mandiri Persero Tbk	112,355	66,993
PT Bank Negara Indonesia Persero Tbk	41,364	23,758
PT Bank Rakyat Indonesia Persero Tbk	433,646	126,800
PT Barito Pacific Tbk	142,057	7,848
PT Charoen Pokphand Indonesia Tbk	46,010	18,212
PT Gudang Garam Tbk	4,911	7,850
PT Indah Kiat Pulp & Paper Tbk	20,659	11,587
PT Indofood CBP Sukses Makmur Tbk	15,127	8,459
PT Indofood Sukses Makmur Tbk	20,415	8,562
PT Kalbe Farma Tbk	126,870	14,360
PT Merdeka Copper Gold Tbk*	79,644	22,966
PT Sarana Menara Nusantara Tbk	163,488	13,658
PT Semen Indonesia Persero Tbk	22,985	10,221
PT Sumber Alfaria Trijaya Tbk	108,173	15,888
PT Telkom Indonesia Persero Tbk	293,363	90,129
PT Tower Bersama Infrastructure Tbk	11,500	2,185
PT Unilever Indonesia Tbk	46,781	14,467

PT United Tractors Tbk	11,193	25,527
PT Vale Indonesia Tbk*	18,118	7,446

(Cost $716,298)		781,410

Ireland - 0.6%
AerCap Holdings NV*	803	35,372
CRH PLC	4,800	177,491
DCC PLC	616	35,516
Experian PLC	5,501	167,623
Flutter Entertainment PLC*	967	121,716
Flutter Entertainment PLC*	55	6,878
James Hardie Industries PLC CDI	2,645	60,648
Kerry Group PLC, Class A	925	95,607
Kingspan Group PLC	920	52,367
Smurfit Kappa Group PLC	1,532	51,653

(Cost $880,970)		804,871

Israel - 0.5%
Azrieli Group Ltd.	249	20,742
Bank Hapoalim BM	7,920	82,497
Bank Leumi Le-Israel BM	9,709	103,056
Bezeq The Israeli Telecommunication Corp. Ltd.	14,022	23,698
Check Point Software Technologies Ltd.*	627	75,390
CyberArk Software Ltd.*	227	32,752
Elbit Systems Ltd.	145	31,039
ICL Group Ltd.	4,138	39,749
Israel Discount Bank Ltd., Class A	7,946	48,778
Mizrahi Tefahot Bank Ltd.	983	40,131
Nice Ltd.*	377	81,742
Teva Pharmaceutical Industries Ltd., ADR*	6,547	59,185
Tower Semiconductor Ltd.*	690	32,436
Wix.com Ltd.*	337	21,329
ZIM Integrated Shipping Services Ltd.(b)	394	14,219

(Cost $731,484)		706,743

Italy - 1.1%
Amplifon SpA	798	20,891
Assicurazioni Generali SpA	7,024	103,340
Atlantia SpA	2,854	65,479
Davide Campari-Milano NV	3,324	32,763
DiaSorin SpA	150	19,740
Enel SpA	50,803	239,726
Eni SpA	15,210	180,489
Ferrari NV	780	151,442
FinecoBank Banca Fineco SpA	3,585	38,964
Infrastrutture Wireless Italiane SpA, 144A	2,148	19,989
Intesa Sanpaolo SpA	99,996	173,146
Mediobanca Banca di Credito Finanziario SpA	4,133	32,846
Moncler SpA	1,205	54,057
Nexi SpA, 144A*	3,808	31,388
Poste Italiane SpA, 144A	3,094	24,850
Prysmian SpA	1,468	45,158
Recordati Industria Chimica e Farmaceutica SpA	624	25,548
Snam SpA	11,803	56,176
Telecom Italia SpA*	59,521	12,322
Terna - Rete Elettrica Nazionale	8,322	59,379
UniCredit SpA	12,571	123,780

(Cost $1,906,122)		1,511,473

Japan - 13.9%
Advantest Corp.	1,300	74,861
Aeon Co. Ltd.(b)	3,800	74,468
AGC, Inc.	1,200	41,029
Aisin Corp.	800	23,927
Ajinomoto Co., Inc.	2,800	77,818
ANA Holdings, Inc.*(b)	1,300	25,148
Asahi Group Holdings Ltd.	2,700	90,820
Asahi Intecc Co. Ltd.	1,300	23,441
Asahi Kasei Corp.	7,800	57,437
Astellas Pharma, Inc.	11,100	158,560
Azbil Corp.	800	22,976
Bandai Namco Holdings, Inc.	1,300	98,114
Bridgestone Corp.	3,500	134,861
Brother Industries Ltd.	1,519	29,259
Canon, Inc.	6,100	146,435
Capcom Co. Ltd.	1,100	30,167
Central Japan Railway Co.	900	106,536
Chiba Bank Ltd.	3,300	17,863
Chubu Electric Power Co., Inc.	4,000	40,713
Chugai Pharmaceutical Co. Ltd.	4,064	105,575
Concordia Financial Group Ltd.	6,100	19,408
CyberAgent, Inc.	2,500	24,636
Dai Nippon Printing Co. Ltd.	1,400	29,597
Daifuku Co. Ltd.	600	35,372
Dai-ichi Life Holdings, Inc.	6,500	112,618
Daiichi Sankyo Co. Ltd.	10,826	327,059
Daikin Industries Ltd.	1,513	266,660
Daito Trust Construction Co. Ltd.	400	39,561
Daiwa House Industry Co. Ltd.	3,671	82,867
Daiwa House REIT Investment Corp. REIT(b)	18	41,720
Daiwa Securities Group, Inc.	9,500	41,617
Denso Corp.	2,700	148,697
Dentsu Group, Inc.	1,300	42,249
Disco Corp.	200	49,235
East Japan Railway Co.	1,870	97,441
Eisai Co. Ltd.	1,500	61,512
ENEOS Holdings, Inc.	17,493	65,930
FANUC Corp.	1,225	198,707
Fast Retailing Co. Ltd.	358	211,179
Fuji Electric Co. Ltd.	900	39,323
FUJIFILM Holdings Corp.	2,300	117,728

Fujitsu Ltd.	1,200	143,084
GLP J REIT	21	25,682
GMO Payment Gateway, Inc.	300	24,229
Hakuhodo DY Holdings, Inc.	1,200	10,806
Hamamatsu Photonics KK	900	38,546
Hankyu Hanshin Holdings, Inc.	1,500	45,186
Hikari Tsushin, Inc.	100	12,705
Hirose Electric Co. Ltd.	205	29,291
Hitachi Construction Machinery Co. Ltd.	600	12,434
Hitachi Ltd.	5,941	299,178
Hitachi Metals Ltd.*	1,148	17,295
Honda Motor Co. Ltd.	9,743	261,169
Hoshizaki Corp.	556	16,609
Hoya Corp.	2,278	233,662
Hulic Co. Ltd.	2,600	19,838
Ibiden Co. Ltd.	600	19,349
Idemitsu Kosan Co. Ltd.	1,232	32,369
Iida Group Holdings Co. Ltd.	800	12,225
Inpex Corp.	6,400	73,893
Isuzu Motors Ltd.	3,300	41,118
Ito En Ltd.	300	13,259
ITOCHU Corp.	7,100	196,403
Itochu Techno-Solutions Corp.	500	12,723
Japan Airlines Co. Ltd.*	1,400	25,939
Japan Exchange Group, Inc.	3,000	45,014
Japan Metropolitan Fund Invest REIT(b)	45	35,825
Japan Post Bank Co. Ltd.	2,400	17,517
Japan Post Holdings Co. Ltd.	13,799	95,483
Japan Post Insurance Co. Ltd.	1,100	16,881
Japan Real Estate Investment Corp. REIT	7	32,500
Japan Tobacco, Inc.	6,888	117,010
JFE Holdings, Inc.(b)	2,700	29,152
JSR Corp.	1,200	27,036
Kajima Corp.	2,600	27,493
Kakaku.com, Inc.	1,200	22,363
Kansai Electric Power Co., Inc.	4,000	38,755
Kao Corp.	2,911	126,875
KDDI Corp.	9,900	304,785
Keio Corp.	600	22,976
Keisei Electric Railway Co. Ltd.	1,100	30,880
Keyence Corp.	1,150	437,402
Kikkoman Corp.	900	55,454
Kintetsu Group Holdings Co. Ltd.	1,000	34,119
Kirin Holdings Co. Ltd.	4,800	79,277
Kobayashi Pharmaceutical Co. Ltd.	400	22,832
Kobe Bussan Co. Ltd.	800	20,558
Koei Tecmo Holdings Co. Ltd.	260	8,787
Koito Manufacturing Co. Ltd.	600	20,666
Komatsu Ltd.	5,700	120,216
Konami Group Corp.	600	30,578
Kose Corp.	200	19,061
Kubota Corp.	6,400	100,221
Kurita Water Industries Ltd.	700	27,511
Kyocera Corp.	1,884	105,480
Kyowa Kirin Co. Ltd.	1,700	38,362
Lasertec Corp.	500	69,840
Lixil Corp.	1,600	28,090
M3, Inc.	2,642	85,978
Makita Corp.	1,400	33,265
Marubeni Corp.	9,100	95,110
Mazda Motor Corp.	3,200	28,355
McDonald’s Holdings Co. Japan Ltd.	700	25,042
MEIJI Holdings Co. Ltd.	700	33,407
MINEBEA MITSUMI, Inc.	2,200	38,291
MISUMI Group, Inc.	1,800	44,700
Mitsubishi Chemical Group Corp.	7,500	39,572
Mitsubishi Corp.	7,544	247,837
Mitsubishi Electric Corp.	11,600	118,442
Mitsubishi Estate Co. Ltd.	7,000	94,727
Mitsubishi HC Capital, Inc.	4,000	19,464
Mitsubishi Heavy Industries Ltd.	2,000	77,366
Mitsubishi UFJ Financial Group, Inc.	72,900	378,393
Mitsui & Co. Ltd.	8,500	199,827
Mitsui Chemicals, Inc.	1,100	24,902
Mitsui Fudosan Co. Ltd.	5,600	113,814
Mitsui OSK Lines Ltd.(b)	2,100	55,249
Mizuho Financial Group, Inc.	14,850	170,333
MonotaRO Co. Ltd.	1,600	29,069
MS&AD Insurance Group Holdings, Inc.(b)	2,700	80,869
Murata Manufacturing Co. Ltd.	3,600	195,749
NEC Corp.	1,500	55,066
Nexon Co. Ltd.	2,960	59,424
NGK Insulators Ltd.	2,000	28,778
Nidec Corp.	2,800	187,923
Nihon M&A Center Holdings, Inc.	1,900	23,920
Nintendo Co. Ltd.	670	274,848
Nippon Building Fund, Inc. REIT	9	44,960
NIPPON EXPRESS HOLDINGS, Inc.	500	27,677
Nippon Paint Holdings Co. Ltd.	4,900	38,304
Nippon Prologis REIT, Inc. REIT	12	30,275
Nippon Sanso Holdings Corp.	1,400	25,637
Nippon Shinyaku Co. Ltd.	400	22,026
Nippon Steel Corp.	4,610	73,286
Nippon Telegraph & Telephone Corp.	7,400	200,760
Nippon Yusen KK(b)	1,000	76,948
Nissan Chemical Corp.	900	45,802
Nissan Motor Co. Ltd.	15,200	60,165
Nisshin Seifun Group, Inc.	1,150	12,996
Nissin Foods Holdings Co. Ltd.	415	29,753
Nitori Holdings Co. Ltd.	501	48,288
Nitto Denko Corp.	900	55,843

Nomura Holdings, Inc.	18,400	66,726
Nomura Real Estate Holdings, Inc.	600	14,792
Nomura Real Estate Master Fund, Inc. REIT(b)	27	33,078
Nomura Research Institute Ltd.	2,056	56,090
NTT Data Corp.	3,500	49,732
Obayashi Corp.	3,900	27,118
Obic Co. Ltd.	500	74,753
Odakyu Electric Railway Co. Ltd.	1,800	24,760
Oji Holdings Corp.	4,122	16,527
Olympus Corp.	7,400	160,331
Omron Corp.	1,200	63,833
Ono Pharmaceutical Co. Ltd.	2,300	55,097
Open House Group Co. Ltd.	500	19,687
Oracle Corp.	200	12,021
Oriental Land Co. Ltd.	1,225	183,849
ORIX Corp.	7,000	115,688
Osaka Gas Co. Ltd.	2,308	38,942
Otsuka Corp.	608	19,825
Otsuka Holdings Co. Ltd.	2,683	88,085
Pan Pacific International Holdings Corp.	2,600	46,881
Panasonic Holdings Corp.	13,700	111,730
Persol Holdings Co. Ltd.	1,000	20,299
Rakuten Group, Inc.	5,800	28,222
Recruit Holdings Co. Ltd.	8,900	287,196
Renesas Electronics Corp.*	7,200	68,618
Resona Holdings, Inc.	13,600	50,151
Ricoh Co. Ltd.	3,800	30,006
Rohm Co. Ltd.	600	45,435
SBI Holdings, Inc.	1,517	29,985
SCSK Corp.	900	14,771
Secom Co. Ltd.	1,300	83,488
Seiko Epson Corp.	1,700	26,872
Sekisui Chemical Co. Ltd.	2,200	30,183
Sekisui House Ltd.	3,800	64,936
Seven & i Holdings Co. Ltd.(b)	4,687	186,670
SG Holdings Co. Ltd.	2,100	35,054
Sharp Corp.	1,300	9,386
Shimadzu Corp.	1,400	41,217
Shimano, Inc.	453	80,932
Shimizu Corp.	3,000	16,541
Shin-Etsu Chemical Co. Ltd.	2,355	276,565
Shionogi & Co. Ltd.	1,709	83,700
Shiseido Co. Ltd.	2,506	95,514
Shizuoka Bank Ltd.	3,100	17,985
SMC Corp.	352	168,747
SoftBank Corp.	17,700	194,869
SoftBank Group Corp.	7,500	300,270
Sompo Holdings, Inc.	1,900	81,689
Sony Group Corp.	7,800	625,179
Square Enix Holdings Co. Ltd.	500	21,846
Subaru Corp.	3,800	69,353
SUMCO Corp.	2,100	28,872
Sumitomo Chemical Co. Ltd.	9,300	36,818
Sumitomo Corp.	7,100	100,425
Sumitomo Electric Industries Ltd.	4,100	47,294
Sumitomo Metal Mining Co. Ltd.	1,500	47,562
Sumitomo Mitsui Financial Group, Inc.	8,000	241,512
Sumitomo Mitsui Trust Holdings, Inc.	2,110	65,855
Sumitomo Realty & Development Co. Ltd.	1,839	45,272
Suntory Beverage & Food Ltd.	800	29,368
Suzuki Motor Corp.	2,300	80,775
Sysmex Corp.	1,100	68,118
T&D Holdings, Inc.	2,900	31,750
Taisei Corp.	1,100	33,533
Takeda Pharmaceutical Co. Ltd.	9,187	254,597
TDK Corp.	2,400	84,909
Terumo Corp.	4,000	129,739
TIS, Inc.	1,300	37,337
Tobu Railway Co. Ltd.	1,092	25,900
Toho Co. Ltd.	600	22,933
Tokio Marine Holdings, Inc.	3,834	215,041
Tokyo Electric Power Co. Holdings, Inc.*	8,700	34,067
Tokyo Electron Ltd.	898	285,447
Tokyo Gas Co. Ltd.	2,300	43,244
Tokyu Corp.	2,900	34,631
TOPPAN, Inc.	1,500	23,657
Toray Industries, Inc.	7,900	45,430
Toshiba Corp.	2,451	91,159
Tosoh Corp.	2,000	26,014
TOTO Ltd.	1,040	36,195
Toyota Industries Corp.	900	50,660
Toyota Motor Corp.	65,020	983,549
Toyota Tsusho Corp.	1,400	49,430
Trend Micro, Inc.	800	49,638
Unicharm Corp.	2,505	87,470
USS Co. Ltd.	1,700	30,152
Welcia Holdings Co. Ltd.	600	12,624
West Japan Railway Co.	1,400	54,740
Yakult Honsha Co. Ltd.	800	47,392
Yamaha Corp.	800	31,441
Yamaha Motor Co. Ltd.	1,800	37,561
Yamato Holdings Co. Ltd.	1,800	28,245
Yaskawa Electric Corp.	1,500	49,451
Yokogawa Electric Corp.	1,361	23,953
Z Holdings Corp.	15,600	46,601
ZOZO, Inc.	733	16,409

(Cost $19,079,039)		19,123,549

Jordan - 0.0%
Hikma Pharmaceuticals PLC (Cost $36,982)	1,219	18,594

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	8,404	22,971
Boubyan Bank KSCP	6,253	16,949
Gulf Bank KSCP	16,550	18,804
Kuwait Finance House KSCP	30,421	88,878
Mabanee Co KPSC	6,480	17,438
Mobile Telecommunications Co. KSCP	11,016	21,635
National Bank of Kuwait SAKP	42,227	144,481

(Cost $264,446)		331,156

Luxembourg - 0.1%
ArcelorMittal SA	3,160	75,437
Aroundtown SA	6,995	20,442
Eurofins Scientific SE	794	55,137
Reinet Investments SCA	806	13,229
Tenaris SA	2,762	38,166

(Cost $251,171)		202,411

Macau - 0.0%
Sands China Ltd.*
(Cost $56,312)	14,172	31,960

Malaysia - 0.4%
AMMB Holdings Bhd	10,087	9,421
Axiata Group Bhd	11,876	8,067
CIMB Group Holdings Bhd	45,620	54,738
Dialog Group Bhd	23,700	12,868
DiGi.Com Bhd	20,644	17,298
Genting Bhd	10,100	10,607
Genting Malaysia Bhd	21,700	14,497
HAP Seng Consolidated Bhd	2,069	3,213
Hartalega Holdings Bhd	9,900	3,672
Hong Leong Bank Bhd	5,182	24,199
Hong Leong Financial Group Bhd	1,753	7,607
IHH Healthcare Bhd	9,091	12,594
Inari Amertron Bhd	21,000	12,716
IOI Corp. Bhd	12,200	11,531
Kuala Lumpur Kepong Bhd	2,620	13,546
Malayan Banking Bhd	28,004	56,127
Malaysia Airports Holdings Bhd*	8,400	11,017
Maxis Bhd	12,100	10,409
MISC Bhd	6,000	9,519
MR DIY Group M Bhd, 144A	17,400	8,437
Nestle Malaysia Bhd	300	8,915
Petronas Chemicals Group Bhd	17,957	35,308
Petronas Dagangan Bhd	1,500	7,876
Petronas Gas Bhd	4,641	17,981
PPB Group Bhd	2,840	11,168
Press Metal Aluminium Holdings Bhd	21,100	22,536
Public Bank Bhd	93,300	98,189
QL Resources Bhd	7,800	8,888
RHB Bank Bhd	11,476	14,718
Sime Darby Bhd	8,000	4,093
Sime Darby Plantation Bhd	11,711	11,670
Telekom Malaysia Bhd	4,400	5,869
Tenaga Nasional Bhd	21,000	42,183
Top Glove Corp. Bhd	37,600	6,763

(Cost $664,498)		608,240

Mexico - 0.6%
Alfa SAB de CV, Class A	20,533	13,066
America Movil SAB de CV, Series L	174,647	148,844
Arca Continental SAB de CV	2,306	15,698
Cemex SAB de CV, Series CPO*	85,775	31,804
Coca-Cola Femsa SAB de CV	2,948	18,025
Fibra Uno Administracion SA de CV REIT	16,664	17,444
Fomento Economico Mexicano SAB de CV	11,560	72,453
Gruma SAB de CV, Class B	1,259	13,719
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,257	32,135
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,207	25,565
Grupo Bimbo SAB de CV, Series A	9,214	30,286
Grupo Carso SAB de CV, Series A1	3,833	13,191
Grupo Financiero Banorte SAB de CV, Class O	16,185	95,584
Grupo Financiero Inbursa SAB de CV, Class O*	14,955	23,561
Grupo Mexico SAB de CV, Series B	20,147	76,282
Grupo Televisa SAB, Series CPO	14,028	17,679
Industrias Penoles SAB de CV	567	4,660
Kimberly-Clark de Mexico SAB de CV, Class A	7,913	10,719
Operadora De Sites Mexicanos SAB de CV, Class A-1(b)	11,601	11,551
Orbia Advance Corp. SAB de CV	6,495	12,257
Promotora y Operadora de Infraestructura SAB de CV	838	5,890
Wal-Mart de Mexico SAB de CV	31,514	102,990

(Cost $894,134)		793,403

Netherlands - 2.7%
ABN AMRO Bank NV, 144A	2,423	23,313
Adyen NV, 144A*	134	208,055
Aegon NV	11,490	51,591
Akzo Nobel NV	1,156	73,235
Argenx SE*	347	130,246
ASM International NV	279	76,011
ASML Holding NV	2,504	1,219,572
Euronext NV, 144A	502	37,231
EXOR NV	634	38,394
Heineken Holding NV	636	45,252
Heineken NV	1,548	139,605
IMCD NV	353	48,884
ING Groep NV	23,694	208,730
JDE Peet’s NV	549	16,949
Just Eat Takeaway.com NV, 144A*	1,198	20,084

Koninklijke Ahold Delhaize NV	6,463	177,963
Koninklijke DSM NV	1,049	134,252
Koninklijke KPN NV	19,830	63,172
Koninklijke Philips NV	5,464	91,415
NN Group NV	1,641	67,565
OCI NV	768	28,896
Prosus NV*(b)	5,129	318,284
QIAGEN NV*	1,377	62,618
Randstad NV	712	33,265
Stellantis NV	13,238	177,655
Universal Music Group NV	4,314	85,866
Wolters Kluwer NV	1,561	152,857

(Cost $3,833,882)		3,730,960

New Zealand - 0.1%
Auckland International Airport Ltd.*	6,976	32,268
Fisher & Paykel Healthcare Corp. Ltd.	3,286	39,527
Mercury NZ Ltd.	3,536	12,548
Meridian Energy Ltd.	7,709	23,608
Spark New Zealand Ltd.	11,432	37,911
Xero Ltd.*	951	57,101

(Cost $226,269)		202,963

Norway - 0.5%
Adevinta ASA*	1,580	12,902
Aker BP ASA	1,843	64,482
DNB Bank ASA	5,819	111,252
Equinor ASA	6,052	233,058
Gjensidige Forsikring ASA	1,249	25,388
Kongsberg Gruppen ASA	816	27,918
Mowi ASA	2,605	53,553
Norsk Hydro ASA	8,236	56,769
Orkla ASA	4,370	36,683
Salmar ASA	350	23,227
Telenor ASA	4,143	45,441
Yara International ASA	981	41,598

(Cost $686,835)		732,271

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	1,193	6,347
Credicorp Ltd.	464	59,805
Southern Copper Corp.	505	23,770

(Cost $116,539)		89,922

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	15,150	15,149
ACEN Corp.	59,120	7,896
Ayala Corp.	1,400	17,501
Ayala Land, Inc.	43,600	22,244
Bank of the Philippine Islands	11,530	19,496
BDO Unibank, Inc.	10,920	25,047
Converge Information and Communications Technology Solutions, Inc.*	21,600	6,693
Globe Telecom, Inc.	145	5,417
GT Capital Holdings, Inc.	401	3,442
International Container Terminal Services, Inc.	5,360	17,295
JG Summit Holdings, Inc.	22,570	20,578
Jollibee Foods Corp.	2,230	9,515
Manila Electric Co.	860	4,613
Metro Pacific Investments Corp.	51,000	3,388
Metropolitan Bank & Trust Co.	12,041	11,279
Monde Nissin Corp., 144A*	36,400	10,695
PLDT, Inc.	600	17,940
SM Investments Corp.	1,265	18,720
SM Prime Holdings, Inc.	69,200	46,643
Universal Robina Corp.	4,470	9,711

(Cost $330,183)		293,262

Poland - 0.2%
Allegro.eu SA, 144A*	2,074	10,944
Bank Polska Kasa Opieki SA	1,080	14,982
CD Projekt SA	384	6,873
Cyfrowy Polsat SA	1,176	4,854
Dino Polska SA, 144A*	366	26,765
KGHM Polska Miedz SA	776	14,612
LPP SA	6	10,838
mBank SA*	102	4,709
Orange Polska SA	3,948	5,035
PGE Polska Grupa Energetyczna SA*	5,244	8,002
Polski Koncern Naftowy ORLEN SA	2,443	31,697
Polskie Gornictwo Naftowe i Gazownictwo SA*	10,200	12,131
Powszechna Kasa Oszczednosci Bank Polski SA	5,325	26,648
Powszechny Zaklad Ubezpieczen SA	3,645	21,839
Santander Bank Polska SA	169	7,702

(Cost $328,849)		207,631

Portugal - 0.1%
EDP - Energias de Portugal SA	16,317	78,086
Galp Energia SGPS SA	3,020	32,763
Jeronimo Martins SGPS SA	1,639	36,401

(Cost $144,407)		147,250

Qatar - 0.3%
Barwa Real Estate Co.	8,950	9,051
Commercial Bank PSQC	20,519	41,300
Industries Qatar QSC	8,441	42,069
Masraf Al Rayan QSC	36,318	45,086
Mesaieed Petrochemical Holding Co.	25,772	18,400
Ooredoo QPSC	5,108	12,736
Qatar Electricity & Water Co. QSC	2,691	13,966
Qatar Fuel QSC	2,870	14,981
Qatar Gas Transport Co. Ltd.	16,921	18,586
Qatar International Islamic Bank QSC	4,630	15,142
Qatar Islamic Bank SAQ	9,924	69,789
Qatar National Bank QPSC	28,432	161,141

(Cost $359,611)		462,247

Romania - 0.0%
NEPI Rockcastle S.A.
(Cost $28,797)	2,489	13,186

Russia - 0.0%
Alrosa PJSC(c)	15,266	0
Gazprom PJSC*(c)	63,321	0
Inter RAO UES PJSC(c)	208,853	0
LUKOIL PJSC(c)	2,194	0
Magnit PJSC, GDR(c)	2,218	0
MMC Norilsk Nickel PJSC(c)	352	0
Mobile TeleSystems PJSC, ADR(c)	3,019	0
Moscow Exchange MICEX-RTS PJSC*(c)	8,105	0
Novatek PJSC, GDR(c)	515	0
Novolipetsk Steel PJSC(c)	7,219	0
Ozon Holdings PLC, ADR*(c)	322	0
PhosAgro PJSC, GDR(c)	651	0
PhosAgro PJSC, GDR*(c)	4	0
Polyus PJSC(c)	204	0
Rosneft Oil Co. PJSC(c)	6,103	0
Sberbank of Russia PJSC*(c)	57,586	0
Severstal PAO(c)	1,243	0
Surgutneftegas PJSC(c)	29,592	0
Tatneft PJSC(c)	7,874	0
United Co RUSAL International PJSC*(c)	21,438	0
VK Co. Ltd., GDR*(c)	452	0
VTB Bank PJSC*(c)	16,943,490	0
X5 Retail Group NV, GDR(c)	635	0
Yandex NV, Class A*(c)	1,576	0

(Cost $1,162,914)		0

Saudi Arabia - 1.3%
ACWA Power Co.	500	23,277
Advanced Petrochemical Co.	941	12,517
Al Rajhi Bank*	12,017	288,357
Alinma Bank	5,623	56,843
Almarai Co. JSC	1,992	28,086
Arab National Bank	3,205	25,579
Bank AlBilad*	3,721	50,089
Bank Al-Jazira	2,489	15,600
Banque Saudi Fransi	3,616	47,857
Bupa Arabia for Cooperative Insurance Co.	334	14,608
Dar Al Arkan Real Estate Development Co.*	3,740	14,088
Dr Sulaiman Al Habib Medical Services Group Co.	469	24,953
Elm Co.	154	14,093
Emaar Economic City*	4,283	11,508
Etihad Etisalat Co.	2,194	21,362
Jarir Marketing Co.	320	14,642
Mobile Telecommunications Co. Saudi Arabia*	2,628	8,096
Mouwasat Medical Services Co.	284	18,269
National Industrialization Co.*	3,439	14,583
Rabigh Refining & Petrochemical Co.*	3,673	16,924
Riyad Bank	7,690	72,624
SABIC Agri-Nutrients Co.	1,251	57,907
Sahara International Petrochemical Co.	2,604	33,078
Saudi Arabian Mining Co.*	5,013	99,353
Saudi Arabian Oil Co., 144A	13,997	139,635
Saudi Basic Industries Corp.	5,563	148,287
Saudi British Bank	5,724	60,834
Saudi Electricity Co.	5,222	35,077
Saudi Industrial Investment Group	2,082	14,179
Saudi Investment Bank	4,347	23,129
Saudi Kayan Petrochemical Co.*	4,663	18,235
Saudi National Bank	13,505	251,131
Saudi Research & Media Group*	208	11,687
Saudi Tadawul Group Holding Co.	228	13,805
Saudi Telecom Co.	8,942	99,435
Savola Group	1,298	11,274
Yanbu National Petrochemical Co.	1,411	18,806

(Cost $1,443,553)		1,829,807

Singapore - 0.9%
Ascendas Real Estate Investment Trust REIT	21,046	42,470
BOC Aviation Ltd., 144A	1,235	9,921
CapitaLand Integrated Commercial Trust REIT	30,940	45,831
Capitaland Investment Ltd.	14,657	38,702
City Developments Ltd.	2,200	12,799
DBS Group Holdings Ltd.	10,906	254,417
Genting Singapore Ltd.	43,700	24,235
Grab Holdings Ltd., Class A*	8,457	24,103
JOYY, Inc., ADR	289	8,763
Keppel Corp. Ltd.	8,500	44,220
Mapletree Logistics Trust REIT	22,909	27,377
Mapletree Pan Asia Commercial Trust REIT	17,100	22,515
Oversea-Chinese Banking Corp. Ltd.	20,865	180,513
Sea Ltd., ADR*	2,215	137,330
Singapore Airlines Ltd.*	8,750	33,311
Singapore Exchange Ltd.	5,093	34,586
Singapore Technologies Engineering Ltd.	9,430	25,170
Singapore Telecommunications Ltd.	51,700	96,929
United Overseas Bank Ltd.	7,422	145,152
UOL Group Ltd.	2,600	12,875
Venture Corp. Ltd.	2,300	30,103
Wilmar International Ltd.	11,237	32,486

(Cost $1,575,492)		1,283,808

South Africa - 1.0%
Absa Group Ltd.	4,580	47,600
African Rainbow Minerals Ltd.	612	8,442
Anglo American Platinum Ltd.	361	25,264
AngloGold Ashanti Ltd.(b)	2,665	35,727
Aspen Pharmacare Holdings Ltd.	2,097	18,058
Bid Corp. Ltd.	2,099	39,832
Bidvest Group Ltd.	1,983	24,885
Capitec Bank Holdings Ltd.	564	67,288
Clicks Group Ltd.	1,388	24,150
Discovery Ltd.*	3,021	21,665
Exxaro Resources Ltd.	1,589	20,253
FirstRand Ltd.	32,350	121,194
Foschini Group Ltd.	2,710	20,118
Gold Fields Ltd.	5,241	42,448
Growthpoint Properties Ltd. REIT	17,215	12,804
Harmony Gold Mining Co. Ltd.	3,264	8,224
Impala Platinum Holdings Ltd.	5,051	53,191
Kumba Iron Ore Ltd.	412	9,153
Mr Price Group Ltd.	1,532	16,656
MTN Group Ltd.	10,084	73,148
MultiChoice Group	2,644	17,846
Naspers Ltd., Class N	1,349	191,045
Nedbank Group Ltd.(b)	2,667	31,577
Northam Platinum Holdings Ltd.*	2,088	19,650
Old Mutual Ltd.	28,074	16,669
Pepkor Holdings Ltd., 144A	10,826	12,710
Remgro Ltd.	3,115	23,161
Sanlam Ltd.	11,060	34,429
Sasol Ltd.*	3,350	64,899
Shoprite Holdings Ltd.	3,096	42,064
Sibanye Stillwater Ltd.	17,161	38,563
SPAR Group Ltd.	924	8,447
Standard Bank Group Ltd.	7,925	70,895
Vodacom Group Ltd.	4,033	29,702
Woolworths Holdings Ltd.	5,743	18,776

(Cost $1,462,974)		1,310,533

South Korea - 3.2%
Alteogen, Inc.*	130	6,191
Amorepacific Corp.	189	17,380
AMOREPACIFIC Group	170	4,436
BGF retail Co. Ltd.	27	3,240
Celltrion Healthcare Co. Ltd.	558	30,079
Celltrion Pharm, Inc.*	129	7,561
Celltrion, Inc.	581	82,314
Cheil Worldwide, Inc.	320	5,239
CJ CheilJedang Corp.	49	14,928
CJ Corp.	66	3,859
CJ ENM Co. Ltd.	120	8,819
CJ Logistics Corp.*	48	4,253
Coway Co. Ltd.	325	15,478
DB Insurance Co. Ltd.	281	12,542
Doosan Bobcat, Inc.	409	10,611
Doosan Enerbility Co. Ltd.*	2,580	39,253
Ecopro BM Co. Ltd.	264	22,146
E-MART, Inc.	125	9,140
F&F Co. Ltd. / New	175	18,644
Green Cross Corp.	25	3,065
GS Engineering & Construction Corp.	342	7,709
GS Holdings Corp.	304	10,466
Hana Financial Group, Inc.	1,735	50,913
Hankook Tire & Technology Co. Ltd.	342	9,704
Hanmi Pharm. Co. Ltd.	27	6,217
Hanon Systems	837	6,445
Hanwha Solutions Corp.*	760	29,888
HD Hyundai Co. Ltd.	312	14,742
HLB, Inc.*	620	22,852
HMM Co. Ltd.	1,587	26,400
Hotel Shilla Co. Ltd.	152	8,387
HYBE Co. Ltd.*	99	13,434
Hyundai Engineering & Construction Co. Ltd.	541	19,496
Hyundai Glovis Co. Ltd.	107	14,119
Hyundai Heavy Industries Co. Ltd.*	124	13,303
Hyundai Mobis Co. Ltd.	430	69,119
Hyundai Motor Co.	842	123,384
Hyundai Steel Co.	483	11,880
Iljin Materials Co. Ltd.	143	7,933
Industrial Bank of Korea	1,244	8,901
Kakao Corp.	1,853	101,686
Kakao Games Corp.*	182	7,185
KakaoBank Corp.*	701	14,308
Kangwon Land, Inc.*	553	10,977
KB Financial Group, Inc.	2,498	92,353
Kia Corp.	1,645	99,373
Korea Aerospace Industries Ltd.	409	18,653
Korea Electric Power Corp.*	1,514	23,714
Korea Investment Holdings Co. Ltd.	286	12,145
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	219	15,915
Korea Zinc Co. Ltd.	71	35,671
Korean Air Lines Co. Ltd.*	989	19,853
Krafton, Inc.*	135	24,879
KT&G Corp.	665	41,365
Kumho Petrochemical Co. Ltd.	141	13,704
L&F Co. Ltd.*	134	23,092
LG Chem Ltd.	302	142,697
LG Corp.	615	37,703
LG Display Co. Ltd.	1,336	15,582
LG Electronics, Inc.	627	47,346
LG Energy Solution Ltd.*	150	51,867
LG H&H Co. Ltd.	66	35,133
LG Innotek Co. Ltd.	85	21,861

LG Uplus Corp.	922	7,927
Lotte Chemical Corp.	91	11,906
Lotte Shopping Co. Ltd.	70	5,171
Meritz Financial Group, Inc.	259	5,964
Meritz Fire & Marine Insurance Co. Ltd.	328	9,404
Meritz Securities Co. Ltd.	3,176	11,493
Mirae Asset Securities Co. Ltd.	1,783	8,745
NAVER Corp.	808	144,982
NCSoft Corp.	98	27,732
Netmarble Corp., 144A	128	6,077
NH Investment & Securities Co. Ltd.	483	3,593
Orion Corp.	110	8,092
Pan Ocean Co. Ltd.	1,682	6,476
Pearl Abyss Corp.*	207	8,790
POSCO Chemical Co. Ltd.	150	18,840
POSCO Holdings, Inc.	477	90,939
S-1 Corp.	77	3,350
Samsung Biologics Co. Ltd., 144A*	104	64,925
Samsung C&T Corp.	527	47,478
Samsung Electro-Mechanics Co. Ltd.	347	36,320
Samsung Electronics Co. Ltd.	29,449	1,314,422
Samsung Engineering Co. Ltd.*	903	15,831
Samsung Fire & Marine Insurance Co. Ltd.	176	25,659
Samsung Heavy Industries Co. Ltd.*	3,789	16,912
Samsung Life Insurance Co. Ltd.	611	28,322
Samsung SDI Co. Ltd.	330	147,538
Samsung SDS Co. Ltd.	260	24,979
Samsung Securities Co. Ltd.	383	9,707
SD Biosensor, Inc.	280	7,358
Seegene, Inc.	160	3,774
Shinhan Financial Group Co. Ltd.	2,987	81,735
SK Biopharmaceuticals Co. Ltd.*	223	11,937
SK Bioscience Co. Ltd.*	145	12,250
SK Chemicals Co. Ltd.	54	3,948
SK Hynix, Inc.	3,375	240,215
SK IE Technology Co. Ltd., 144A*	142	8,833
SK Innovation Co. Ltd.*	315	44,746
SK Square Co. Ltd.*	560	16,956
SK, Inc.	244	42,505
SKC Co. Ltd.	116	10,537
S-Oil Corp.	293	22,234
Woori Financial Group, Inc.	3,004	27,400
Yuhan Corp.	284	12,060

(Cost $4,035,515)		4,359,594

Spain - 1.5%
Acciona SA	156	30,586
ACS Actividades de Construccion y Servicios SA	1,559	34,797
Aena SME SA, 144A*	465	57,174
Amadeus IT Group SA*	2,837	150,022
Banco Bilbao Vizcaya Argentaria SA	40,609	183,298
Banco Santander SA	4,119	9,558
Banco Santander SA	101,583	246,742
CaixaBank SA	27,030	81,600
Cellnex Telecom SA, 144A*	3,398	132,393
EDP Renovaveis SA	1,637	39,762
Enagas SA	1,497	27,365
Endesa SA	1,889	32,462
Ferrovial SA	2,876	72,198
Grifols SA*(b)	1,771	21,437
Iberdrola SA	36,278	378,612
Industria de Diseno Textil SA	6,534	141,505
Naturgy Energy Group SA	1,074	29,660
Red Electrica Corp. SA	2,830	51,861
Repsol SA	8,785	114,638
Siemens Gamesa Renewable Energy SA*	1,430	25,760
Telefonica SA	32,242	133,365

(Cost $2,675,844)		1,994,795

Sweden - 1.9%
Alfa Laval AB	1,859	49,788
Alleima AB*	1,390	5,581
Assa Abloy AB, Class B	6,125	124,511
Atlas Copco AB, Class A	16,894	172,331
Atlas Copco AB, Class B	9,208	84,237
Boliden AB	1,593	51,339
Electrolux AB, Class B	1,518	19,258
Embracer Group AB*(b)	4,467	27,879
Epiroc AB, Class A	3,842	58,982
Epiroc AB, Class B	2,344	31,994
EQT AB	1,744	39,314
Essity AB, Class B	3,606	80,205
Evolution AB, 144A	1,155	93,018
Fastighets AB Balder, Class B*	3,804	21,104
Getinge AB, Class B	1,384	25,726
H & M Hennes & Mauritz AB, Class B	4,620	48,133
Hexagon AB, Class B	11,875	121,925
Holmen AB, Class B	623	26,802
Husqvarna AB, Class B	2,481	16,757
Industrivarden AB, Class A	724	16,110
Industrivarden AB, Class C	1,058	23,304
Indutrade AB	1,888	35,103
Investment AB Latour, Class B	881	17,438
Investor AB, Class A	2,911	48,553
Investor AB, Class B	11,285	178,591
Kinnevik AB, Class B*	1,369	19,578
L E Lundbergforetagen AB, Class B	447	18,534
Lifco AB, Class B	1,561	24,374
Nibe Industrier AB, Class B	9,465	89,012
Sagax AB, Class B	1,080	23,322
Sandvik AB	6,952	108,878

Securitas AB, Class B(b)	1,846	16,209
Skandinaviska Enskilda Banken AB, Class A	9,829	98,336
Skanska AB, Class B	2,030	30,117
SKF AB, Class B	2,194	33,044
Svenska Cellulosa AB SCA, Class B	3,631	54,618
Svenska Handelsbanken AB, Class A	8,635	70,943
Swedbank AB, Class A	5,357	69,500
Swedish Match AB	9,216	92,592
Swedish Orphan Biovitrum AB*	1,173	25,925
Tele2 AB, Class B	3,808	40,581
Telefonaktiebolaget LM Ericsson, Class B	17,367	130,301
Telia Co. AB	15,585	54,942
Volvo AB, Class A	1,038	17,323
Volvo AB, Class B	9,527	151,288
Volvo Car AB, Class B*	3,804	23,195

(Cost $3,113,957)		2,610,595

Switzerland - 6.7%
ABB Ltd.	10,009	276,156
Adecco Group AG	1,126	35,767
Alcon, Inc.	3,045	201,110
Bachem Holding AG	234	16,266
Baloise Holding AG	278	40,214
Barry Callebaut AG	22	45,103
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	13	137,514
Cie Financiere Richemont SA, Class A	3,223	362,196
Clariant AG*	1,336	24,752
Coca-Cola HBC AG*	1,169	26,753
Credit Suisse Group AG	16,391	84,848
EMS-Chemie Holding AG	46	32,400
Geberit AG	229	106,101
Givaudan SA	56	179,257
Glencore PLC*	61,276	336,916
Holcim AG*	3,412	151,978
Julius Baer Group Ltd.	1,329	64,513
Kuehne + Nagel International AG	319	73,753
Logitech International SA	1,034	51,684
Lonza Group AG	463	247,912
Nestle SA	17,282	2,025,751
Novartis AG	13,300	1,076,654
Partners Group Holding AG	137	132,641
Roche Holding AG	188	71,969
Roche Holding AG	4,317	1,392,923
Schindler Holding AG	107	18,083
Schindler Holding AG Participation Certificates	264	46,102
SGS SA	44	97,048
SIG Group AG*	1,938	45,560
Sika AG	915	206,308
Sonova Holding AG	322	85,219
STMicroelectronics NV	4,053	141,519
Straumann Holding AG	726	79,990
Swatch Group AG - Bearer	169	41,200
Swatch Group AG - Registered	318	14,529
Swiss Life Holding AG	186	97,500
Swiss Prime Site AG	504	43,465
Swiss Re AG	1,897	147,840
Swisscom AG	166	85,963
Temenos AG	432	35,435
UBS Group AG	21,796	346,283
VAT Group AG, 144A	171	41,040
Zurich Insurance Group AG	926	411,229

(Cost $8,907,296)		9,179,444

Taiwan - 4.2%
Accton Technology Corp.	2,744	25,558
Acer, Inc.	15,004	10,845
Advantech Co. Ltd.	2,380	25,608
ASE Technology Holding Co. Ltd.	19,926	55,907
Asia Cement Corp.	11,957	16,990
ASMedia Technology, Inc.	156	4,792
Asustek Computer, Inc.	3,969	33,252
AUO Corp.	47,115	25,928
Catcher Technology Co. Ltd.*	5,469	33,331
Cathay Financial Holding Co. Ltd.	51,088	74,775
Chailease Holding Co. Ltd.	8,081	52,303
Chang Hwa Commercial Bank Ltd.	36,579	21,211
Cheng Shin Rubber Industry Co. Ltd.	9,594	11,174
China Airlines Ltd.	17,656	13,226
China Development Financial Holding Corp.	92,961	40,926
China Steel Corp.	74,594	70,949
Chunghwa Telecom Co. Ltd.	22,587	89,791
Compal Electronics, Inc.	25,125	18,779
CTBC Financial Holding Co. Ltd.	108,406	83,697
Delta Electronics, Inc.	11,562	99,903
E Ink Holdings, Inc.	4,643	36,534
E.Sun Financial Holding Co. Ltd.	75,318	69,781
Eclat Textile Co. Ltd.	1,129	16,525
eMemory Technology, Inc.	336	15,289
Eva Airways Corp.	15,796	17,515
Evergreen Marine Corp. Taiwan Ltd.	14,975	43,443
Far Eastern New Century Corp.	23,992	25,815
Far EasTone Telecommunications Co. Ltd.	9,472	23,277
Feng TAY Enterprise Co. Ltd.	2,227	12,585
First Financial Holding Co. Ltd.	62,274	54,320
Formosa Chemicals & Fibre Corp.	23,380	52,771
Formosa Petrochemical Corp.	8,746	24,079
Formosa Plastics Corp.	26,719	79,971
Fubon Financial Holding Co. Ltd.	42,917	80,934
Giant Manufacturing Co. Ltd.	1,541	12,126

Globalwafers Co. Ltd.	1,063	16,973
Hon Hai Precision Industry Co. Ltd.	76,266	273,117
Hotai Motor Co. Ltd.	2,327	46,941
Hua Nan Financial Holdings Co. Ltd.	60,347	46,097
Innolux Corp.	55,429	22,035
Inventec Corp.	13,870	10,549
Largan Precision Co. Ltd.	610	39,180
Lite-On Technology Corp.	12,678	27,407
MediaTek, Inc.	9,280	203,360
Mega Financial Holding Co. Ltd.	65,712	77,505
Micro-Star International Co. Ltd.	4,501	17,006
momo.com, Inc.	296	7,099
Nan Ya Plastics Corp.	29,376	66,304
Nan Ya Printed Circuit Board Corp.	1,805	16,041
Nanya Technology Corp.	7,561	13,265
Nien Made Enterprise Co. Ltd.	1,542	14,337
Novatek Microelectronics Corp.	3,668	31,754
Pegatron Corp.	12,436	25,985
Pou Chen Corp.	11,351	10,815
Powerchip Semiconductor Manufacturing Corp.	17,656	19,984
President Chain Store Corp.	4,049	35,651
Quanta Computer, Inc.	17,017	44,335
Realtek Semiconductor Corp.	2,916	33,148
Ruentex Development Co. Ltd.	6,769	14,033
Shanghai Commercial & Savings Bank Ltd.	20,800	34,032
Shin Kong Financial Holding Co. Ltd.	87,480	25,263
SinoPac Financial Holdings Co. Ltd.	76,368	43,531
Synnex Technology International Corp.	7,230	13,255
Taishin Financial Holding Co. Ltd.	75,403	37,655
Taiwan Cement Corp.	38,975	50,323
Taiwan Cooperative Financial Holding Co. Ltd.	64,818	58,882
Taiwan High Speed Rail Corp.	9,687	9,293
Taiwan Mobile Co. Ltd.	9,900	32,396
Taiwan Semiconductor Manufacturing Co. Ltd.	151,021	2,505,646
Unimicron Technology Corp.	7,427	36,967
Uni-President Enterprises Corp.	31,268	67,801
United Microelectronics Corp.*	70,321	94,955
Vanguard International Semiconductor Corp.	5,110	12,491
Voltronic Power Technology Corp.	354	20,179
Walsin Lihwa Corp.	15,905	20,745
Wan Hai Lines Ltd.	4,590	13,090
Win Semiconductors Corp.	1,933	11,336
Winbond Electronics Corp.	17,887	13,046
Wiwynn Corp.	484	12,244
WPG Holdings Ltd.	9,996	16,880
Yageo Corp.	3,095	33,403
Yang Ming Marine Transport Corp.	9,989	25,894
Yuanta Financial Holding Co. Ltd.	56,334	37,571
Zhen Ding Technology Holding Ltd.	3,857	14,446

(Cost $4,276,655)		5,728,155

Thailand - 0.6%
Advanced Info Service PCL, NVDR	7,500	39,493
Airports of Thailand PCL, NVDR*	26,200	52,274
Asset World Corp. PCL, NVDR	40,500	6,220
B Grimm Power PCL, NVDR	7,500	7,611
Bangkok Commercial Asset Management PCL, NVDR	8,500	4,289
Bangkok Dusit Medical Services PCL, NVDR	60,900	48,854
Bangkok Expressway & Metro PCL, NVDR	64,200	15,406
Berli Jucker PCL, NVDR	7,600	6,983
BTS Group Holdings PCL, NVDR	46,100	10,620
Bumrungrad Hospital PCL, NVDR	4,000	23,696
Carabao Group PCL, NVDR	1,900	5,263
Central Pattana PCL, NVDR	16,300	30,957
Central Retail Corp. PCL, NVDR	9,800	10,885
Charoen Pokphand Foods PCL, NVDR	23,600	16,828
CP ALL PCL, NVDR	36,600	61,732
Delta Electronics Thailand PCL, NVDR	2,000	28,742
Electricity Generating PCL, NVDR	1,600	8,030
Energy Absolute PCL, NVDR	9,700	22,679
Global Power Synergy PCL, Class F	5,600	10,444
Gulf Energy Development PCL, NVDR	18,910	26,579
Home Product Center PCL, NVDR	29,000	11,055
Indorama Ventures PCL, NVDR	10,200	12,099
Intouch Holdings PCL, NVDR	6,400	12,769
JMT Network Services PCL, NVDR	5,500	11,765
Krung Thai Bank PCL, NVDR	26,200	12,143
Krungthai Card PCL, NVDR	5,800	9,584
Land & Houses PCL, NVDR	53,300	13,010
Minor International PCL, NVDR*	19,194	17,240
Osotspa PCL, NVDR	11,300	9,685
PTT Exploration & Production PCL, NVDR	8,700	40,204
PTT Global Chemical PCL, NVDR	16,200	21,104
PTT Oil & Retail Business PCL, NVDR	16,400	12,256
PTT PCL, NVDR	57,900	59,547
Ratch Group PCL, NVDR	5,300	6,396
SCB X PCL, NVDR	8,700	26,365
SCG Packaging PCL, NVDR	7,900	12,296
Siam Cement PCL	700	6,873
Siam Cement PCL, NVDR	3,300	32,400
Srisawad Corp. PCL, NVDR	5,200	6,952
Thai Oil PCL, NVDR	10,300	17,161
Thai Union Group PCL, NVDR	19,700	9,455
True Corp. PCL, NVDR	65,000	8,129

(Cost $880,687)		806,073

Turkey - 0.1%
Akbank TAS	25,151	16,203
Aselsan Elektronik Sanayi Ve Ticaret AS	8,180	11,718
BIM Birlesik Magazalar AS	2,466	14,830
Eregli Demir ve Celik Fabrikalari TAS	8,429	13,335
Ford Otomotiv Sanayi AS	286	5,218
Haci Omer Sabanci Holding AS	6,969	9,753
KOC Holding AS	5,007	12,556
Turk Hava Yollari AO*	3,472	13,952
Turkcell Iletisim Hizmetleri AS	5,784	6,868
Turkiye Is Bankasi AS, Class C	11,035	4,804
Turkiye Petrol Rafinerileri AS*	976	19,277
Turkiye Sise ve Cam Fabrikalari AS	4,429	6,033

(Cost $156,843)		134,547

United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	17,219	42,519
Abu Dhabi Islamic Bank PJSC	10,937	26,352
Abu Dhabi National Oil Co. for Distribution PJSC	15,036	18,175
Aldar Properties PJSC	21,996	28,864
Dubai Islamic Bank PJSC	16,344	26,030
Emaar Properties PJSC	22,034	37,552
Emirates NBD Bank PJSC	14,796	53,777
Emirates Telecommunications Group Co. PJSC	20,634	144,485
First Abu Dhabi Bank PJSC	26,858	139,661

(Cost $450,217)		517,415

United Kingdom - 9.0%
3i Group PLC	6,191	87,420
abrdn PLC	13,145	22,425
Admiral Group PLC	1,166	28,743
Anglo American PLC	7,740	250,235
Ashtead Group PLC	2,653	130,985
Associated British Foods PLC	2,140	37,912
AstraZeneca PLC	9,521	1,177,285
Auto Trader Group PLC, 144A	5,490	41,570
AVEVA Group PLC	775	25,209
Aviva PLC	17,216	83,739
BAE Systems PLC	18,741	168,990
Barclays PLC	104,108	198,950
Barratt Developments PLC	6,381	31,675
Berkeley Group Holdings PLC	699	29,680
BP PLC	119,080	610,750
British American Tobacco PLC	13,089	524,818
British Land Co. PLC REIT	5,264	26,344
BT Group PLC	42,985	75,253
Bunzl PLC	2,034	67,603
Burberry Group PLC	2,505	50,868
CNH Industrial NV	5,998	73,417
Coca-Cola Europacific Partners PLC	1,222	60,086
Compass Group PLC	11,148	240,752
Croda International PLC	874	68,291
Diageo PLC	14,068	615,143
Entain PLC	3,498	51,730
Ferguson PLC	1,310	151,970
GSK PLC	25,078	401,862
Haleon PLC*	30,271	91,027
Halma PLC	2,446	58,962
Hargreaves Lansdown PLC	2,916	27,696
HSBC Holdings PLC	123,574	759,124
Imperial Brands PLC	5,518	121,571
Informa PLC	8,988	57,093
InterContinental Hotels Group PLC	1,144	62,343
Intertek Group PLC	1,014	46,636
J Sainsbury PLC	10,437	24,662
JD Sports Fashion PLC	14,680	19,262
Johnson Matthey PLC	1,149	26,896
Kingfisher PLC	12,104	32,636
Land Securities Group PLC REIT	4,100	30,988
Legal & General Group PLC	35,162	103,140
Lloyds Banking Group PLC	443,675	226,165
London Stock Exchange Group PLC	2,034	191,442
M&G PLC	15,895	36,146
Melrose Industries PLC	25,933	41,123
Mondi PLC	2,816	47,958
National Grid PLC	22,288	279,116
NatWest Group PLC	30,791	88,155
Next PLC	928	62,657
Ocado Group PLC*	3,430	28,928
Pearson PLC	4,744	47,550
Persimmon PLC	2,152	36,900
Phoenix Group Holdings PLC	5,079	35,543
Prudential PLC	17,136	179,879
Reckitt Benckiser Group PLC	4,387	338,807
RELX PLC	11,832	310,917
Rentokil Initial PLC	11,743	71,074
Rio Tinto PLC	6,984	387,086
Rolls-Royce Holdings PLC*	49,768	44,518
Sage Group PLC	6,024	50,050
Schroders PLC	711	22,202
Segro PLC REIT	7,493	82,085
Severn Trent PLC	1,465	47,432
Shell PLC	45,759	1,217,324
Smith & Nephew PLC	5,196	61,298
Smiths Group PLC	2,489	43,112
Spirax-Sarco Engineering PLC	433	52,993
SSE PLC	6,268	120,327
St James’s Place PLC	3,356	43,158
Standard Chartered PLC	15,466	107,478
Taylor Wimpey PLC	22,278	28,028

Tesco PLC		45,584	131,699
Unilever PLC		15,615	712,084
United Utilities Group PLC		3,995	49,032
Vodafone Group PLC		165,782	222,787
Whitbread PLC		1,308	38,048
WPP PLC		6,986	60,413

(Cost $14,151,623)			12,339,255

United States - 0.1%
Bausch Health Cos., Inc.*		1,830	10,980
Brookfield Renewable Corp., Class A		777	29,859
Legend Biotech Corp., ADR*		287	13,342
Parade Technologies Ltd.		418	11,852

(Cost $121,920)			66,033

TOTAL COMMON STOCKS (Cost $138,811,574)			132,612,359

PREFERRED STOCKS - 0.9%
Brazil - 0.4%
Banco Bradesco SA		30,930	112,723
Braskem SA, Class A		1,034	6,052
Centrais Eletricas Brasileiras SA, Class B		2,074	19,096
Cia Energetica de Minas Gerais		7,925	18,432
Gerdau SA		7,389	33,122
Itau Unibanco Holding SA		28,460	141,195
Itausa SA		24,189	42,544
Petroleo Brasileiro SA		29,658	189,439

(Cost $488,978)			562,603

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $29,596)		832	83,179

Colombia - 0.0%
Bancolombia SA
(Cost $25,225)		2,686	18,545

Germany - 0.3%
Bayerische Motoren Werke AG		329	22,896
Henkel AG & Co. KGaA		1,056	68,173
Porsche Automobil Holding SE		933	66,083
Sartorius AG		152	63,530
Volkswagen AG		1,104	157,700

(Cost $483,514)			378,382

Russia - 0.0%
Surgutneftegas PJSC(c)
(Cost $22,479)		41,062	0

South Korea - 0.2%
Hyundai Motor Co.		104	7,091
Hyundai Motor Co. - 2nd Preferred		204	14,230
LG Chem Ltd.		44	9,902
LG H&H Co. Ltd.		17	4,658
Samsung Electronics Co. Ltd.		5,052	205,849

(Cost $188,336)			241,730

TOTAL PREFERRED STOCKS (Cost $1,238,128)			1,284,439

	Principal Amount		Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/24
(Cost $0)	INR	17,168	211

	Number of Shares		Value
RIGHTS - 0.0%
Thailand - 0.0%
Thai Oil PCL, expires 12/31/23(c)
(Cost $0)		875	0

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)		4,502	2,901

Thailand - 0.0%
BTS Group Holdings PCL*(c), expires 9/5/22		1,980	1
BTS Group Holdings PCL*, expires 11/7/24		3,960	26
BTS Group Holdings PCL*, expires 11/20/26		7,920	50

(Cost $0)			77

TOTAL WARRANTS
(Cost $0)			2,978

SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(e)(f)
(Cost $1,099,761)		1,099,761	1,099,761

CASH EQUIVALENTS - 3.6%
DWS Government Money Market Series “Institutional Shares”, 2.24%(e)
(Cost $4,973,668)		4,973,668	4,973,668

TOTAL INVESTMENTS - 101.7% (Cost $146,123,131)			$139,973,416
Other assets and liabilities, net - (1.7%)			(2,314,926)

NET ASSETS - 100.0%			$137,658,490

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG(d)
146,908	—	(10,191)	2,538	(36,768)	—	—	12,253	102,487
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(e)(f)
2,880,589	—	(1,780,828)(g)	—	—	4,628	—	1,099,761	1,099,761
CASH EQUIVALENTS — 3.6%
DWS Government Money Market Series “Institutional Shares”, 2.24%(e)
—	17,921,561	(12,947,893)	—	—	17,284	—	4,973,668	4,973,668

3,027,497	17,921,561	(14,738,912)	2,538	(36,768)	21,912	—	6,085,682	6,175,916

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $2,625,105, which is 1.9% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,735,856.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
CVA:	Credit Valuation Adjustment
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At August 31, 2022 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$27,116,716	20.2%
Industrials	16,251,054	12.1
Consumer Discretionary	15,809,768	11.8
Information Technology	15,034,923	11.3
Health Care	12,512,449	9.3
Consumer Staples	12,045,503	9.1
Materials	10,707,239	8.0
Energy	8,306,056	6.2
Communication Services	8,302,643	6.2
Utilities	4,566,251	3.4
Real Estate	3,247,385	2.4

Total	$133,899,987	100.0%

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
MSCI EAFE Futures	USD	24	$2,228,425	$2,192,520	9/16/2022	$(35,905)
MSCI Emerging Markets Index Future	USD	19	952,302	932,805	9/16/2022	(19,497)
S&P TSX 60 IX Futures	CAD	2	347,671	354,818	9/15/2022	7,147
MINI S&P/TSX 60 Futures	CAD	1	46,297	44,352	9/15/2022	(1,945)

Total net unrealized depreciation						$(50,200)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2022.

As of August 31, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
Goldman Sachs & Co.	9/2/2022	AED	1,932,000	USD	525,993	$7	$—
Goldman Sachs & Co.	9/2/2022	AUD	2,690,400	USD	1,878,209	37,302	—
JP Morgan & Chase Co.	9/2/2022	AUD	3,623,800	USD	2,529,847	50,261	—
RBC Capital Markets	9/2/2022	AUD	3,545,000	USD	2,474,889	49,221	—
RBC Capital Markets	9/2/2022	AUD	95,000	USD	66,322	1,318	—
Goldman Sachs & Co.	9/2/2022	CAD	3,620,800	USD	2,825,673	68,753	—
JP Morgan & Chase Co.	9/2/2022	CAD	5,909,200	USD	4,611,493	112,160	—
RBC Capital Markets	9/2/2022	CAD	217,000	USD	169,340	4,114	—
RBC Capital Markets	9/2/2022	CAD	4,741,500	USD	3,700,238	90,005	—
Goldman Sachs & Co.	9/2/2022	CHF	3,432,000	USD	3,611,491	100,494	—
JP Morgan & Chase Co.	9/2/2022	CHF	2,805,900	USD	2,952,647	82,161	—
RBC Capital Markets	9/2/2022	CHF	2,333,800	USD	2,456,032	68,513	—
RBC Capital Markets	9/2/2022	CHF	257,000	USD	270,438	7,522	—
JP Morgan & Chase Co.	9/2/2022	CNH	10,291,400	USD	1,524,912	35,024	—
RBC Capital Markets	9/2/2022	CNH	4,470,800	USD	662,454	15,215	—
Goldman Sachs & Co.	9/2/2022	CZK	1,029,400	USD	42,469	261	—
JP Morgan & Chase Co.	9/2/2022	CZK	707,000	USD	29,168	179	—
JP Morgan & Chase Co.	9/2/2022	DKK	8,259,600	USD	1,133,629	17,580	—
RBC Capital Markets	9/2/2022	DKK	1,379,000	USD	189,246	2,914	—
RBC Capital Markets	9/2/2022	DKK	8,385,100	USD	1,150,853	17,846	—
Goldman Sachs & Co.	9/2/2022	EUR	9,203,800	USD	9,404,535	155,168	—
JP Morgan & Chase Co.	9/2/2022	EUR	9,317,400	USD	9,520,659	157,130	—
RBC Capital Markets	9/2/2022	EUR	6,605,900	USD	6,750,008	111,403	—
RBC Capital Markets	9/2/2022	EUR	1,069,000	USD	1,092,308	18,016	—
Goldman Sachs & Co.	9/2/2022	GBP	4,186,700	USD	5,098,312	234,620	—
JP Morgan & Chase Co.	9/2/2022	GBP	4,543,900	USD	5,533,257	254,606	—
RBC Capital Markets	9/2/2022	GBP	2,531,300	USD	3,082,473	141,860	—
RBC Capital Markets	9/2/2022	GBP	44,000	USD	53,580	2,465	—
Goldman Sachs & Co.	9/2/2022	HKD	39,323,100	USD	5,014,742	4,600	—
JP Morgan & Chase Co.	9/2/2022	HKD	34,661,700	USD	4,420,289	4,055	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
RBC Capital Markets	9/2/2022	HKD	32,130,800	USD	4,097,532	$3,759	$—
Goldman Sachs & Co.	9/2/2022	HUF	14,453,900	USD	36,251	—	(18)
JP Morgan & Chase Co.	9/2/2022	HUF	11,896,900	USD	29,838	—	(15)
Goldman Sachs & Co.	9/2/2022	ILS	650,100	USD	190,992	—	(4,157)
JP Morgan & Chase Co.	9/2/2022	ILS	157,700	USD	46,331	—	(1,008)
RBC Capital Markets	9/2/2022	ILS	603,000	USD	177,155	—	(3,856)
Goldman Sachs & Co.	9/2/2022	JPY	859,298,300	USD	6,443,690	258,351	—
JP Morgan & Chase Co.	9/2/2022	JPY	1,131,876,300	USD	8,487,731	340,340	—
RBC Capital Markets	9/2/2022	JPY	90,121,000	USD	675,797	27,094	—
RBC Capital Markets	9/2/2022	JPY	579,046,100	USD	4,342,189	174,141	—
Goldman Sachs & Co.	9/2/2022	MXN	6,571,600	USD	320,957	—	(5,233)
JP Morgan & Chase Co.	9/2/2022	MXN	7,930,800	USD	387,341	—	(6,316)
RBC Capital Markets	9/2/2022	MXN	3,211,600	USD	156,855	—	(2,558)
Goldman Sachs & Co.	9/2/2022	NOK	442,000	USD	45,754	1,278	—
Goldman Sachs & Co.	9/2/2022	NOK	5,875,200	USD	608,186	16,992	—
JP Morgan & Chase Co.	9/2/2022	NOK	454,500	USD	47,049	1,314	—
JP Morgan & Chase Co.	9/2/2022	NZD	22,300	USD	13,982	338	—
RBC Capital Markets	9/2/2022	NZD	220,300	USD	138,130	3,339	—
JP Morgan & Chase Co.	9/2/2022	PHP	2,672,200	USD	48,630	1,043	—
RBC Capital Markets	9/2/2022	PHP	13,104,400	USD	237,227	3,865	—
Goldman Sachs & Co.	9/2/2022	PLN	1,016,200	USD	217,913	1,700	—
JP Morgan & Chase Co.	9/2/2022	PLN	89,400	USD	19,171	150	—
JP Morgan & Chase Co.	9/2/2022	SEK	1,811,000	USD	177,882	7,994	—
JP Morgan & Chase Co.	9/2/2022	SEK	15,275,800	USD	1,500,465	67,463	—
RBC Capital Markets	9/2/2022	SEK	14,215,600	USD	1,396,327	62,781	—
JP Morgan & Chase Co.	9/2/2022	SGD	40,000	USD	28,921	298	—
JP Morgan & Chase Co.	9/2/2022	SGD	946,500	USD	684,473	7,168	—
RBC Capital Markets	9/2/2022	SGD	564,400	USD	408,153	4,274	—
JP Morgan & Chase Co.	9/2/2022	THB	26,962,600	USD	742,285	2,824	—
JP Morgan & Chase Co.	9/2/2022	TRY	1,652,500	USD	88,787	—	(2,051)
Goldman Sachs & Co.	9/2/2022	USD	525,993	AED	1,932,000	—	(7)
Goldman Sachs & Co.	9/2/2022	USD	1,844,404	AUD	2,690,400	—	(3,497)
JP Morgan & Chase Co.	9/2/2022	USD	2,484,296	AUD	3,623,800	—	(4,710)
RBC Capital Markets	9/2/2022	USD	2,495,402	AUD	3,640,000	—	(4,731)
Goldman Sachs & Co.	9/2/2022	USD	2,764,793	CAD	3,620,800	—	(7,873)
JP Morgan & Chase Co.	9/2/2022	USD	4,512,207	CAD	5,909,200	—	(12,873)
RBC Capital Markets	9/2/2022	USD	3,786,271	CAD	4,958,500	—	(10,811)
Goldman Sachs & Co.	9/2/2022	USD	3,516,574	CHF	3,432,000	—	(5,576)
JP Morgan & Chase Co.	9/2/2022	USD	2,875,045	CHF	2,805,900	—	(4,559)
RBC Capital Markets	9/2/2022	USD	2,654,644	CHF	2,590,800	—	(4,209)
JP Morgan & Chase Co.	9/2/2022	USD	1,389,328	CNH	9,577,400	—	(2,806)
JP Morgan & Chase Co.	9/2/2022	USD	105,800	CNH	714,000	—	(2,434)
RBC Capital Markets	9/2/2022	USD	648,548	CNH	4,470,800	—	(1,310)
Goldman Sachs & Co.	9/2/2022	USD	42,237	CZK	1,029,400	—	(28)
JP Morgan & Chase Co.	9/2/2022	USD	29,008	CZK	707,000	—	(19)
JP Morgan & Chase Co.	9/2/2022	USD	1,116,721	DKK	8,259,600	—	(671)
RBC Capital Markets	9/2/2022	USD	1,320,133	DKK	9,764,100	—	(794)
Goldman Sachs & Co.	9/2/2022	USD	9,254,881	EUR	9,203,800	—	(5,514)
JP Morgan & Chase Co.	9/2/2022	USD	9,369,112	EUR	9,317,400	—	(5,582)
RBC Capital Markets	9/2/2022	USD	7,717,496	EUR	7,674,900	—	(4,598)
Goldman Sachs & Co.	9/2/2022	USD	4,871,644	GBP	4,186,700	—	(7,952)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
JP Morgan & Chase Co.	9/2/2022	USD	5,287,282	GBP	4,543,900	$—	$(8,631)
RBC Capital Markets	9/2/2022	USD	2,996,619	GBP	2,575,300	—	(4,892)
Goldman Sachs & Co.	9/2/2022	USD	5,010,078	HKD	39,323,100	64	—
JP Morgan & Chase Co.	9/2/2022	USD	3,345,420	HKD	26,257,700	64	—
JP Morgan & Chase Co.	9/2/2022	USD	1,071,817	HKD	8,404,000	—	(1,066)
RBC Capital Markets	9/2/2022	USD	4,093,695	HKD	32,130,800	78	—
Goldman Sachs & Co.	9/2/2022	USD	36,148	HUF	14,453,900	120	—
JP Morgan & Chase Co.	9/2/2022	USD	29,753	HUF	11,896,900	99	—
Goldman Sachs & Co.	9/2/2022	USD	195,434	ILS	650,100	—	(285)
JP Morgan & Chase Co.	9/2/2022	USD	47,408	ILS	157,700	—	(69)
RBC Capital Markets	9/2/2022	USD	181,274	ILS	603,000	—	(264)
Goldman Sachs & Co.	9/2/2022	USD	6,198,725	JPY	859,298,300	—	(13,386)
JP Morgan & Chase Co.	9/2/2022	USD	8,165,023	JPY	1,131,876,300	—	(17,632)
RBC Capital Markets	9/2/2022	USD	4,827,175	JPY	669,167,100	—	(10,424)
Goldman Sachs & Co.	9/2/2022	USD	326,750	MXN	6,571,600	—	(560)
JP Morgan & Chase Co.	9/2/2022	USD	9,768	MXN	200,000	159	—
JP Morgan & Chase Co.	9/2/2022	USD	384,387	MXN	7,730,800	—	(658)
RBC Capital Markets	9/2/2022	USD	159,686	MXN	3,211,600	—	(273)
Goldman Sachs & Co.	9/2/2022	USD	636,545	NOK	6,317,200	—	(874)
JP Morgan & Chase Co.	9/2/2022	USD	45,797	NOK	454,500	—	(63)
JP Morgan & Chase Co.	9/2/2022	USD	13,672	NZD	22,300	—	(28)
RBC Capital Markets	9/2/2022	USD	135,066	NZD	220,300	—	(275)
JP Morgan & Chase Co.	9/2/2022	USD	47,557	PHP	2,672,200	30	—
Goldman Sachs & Co.	9/2/2022	USD	216,558	PLN	1,016,200	—	(346)
JP Morgan & Chase Co.	9/2/2022	USD	19,052	PLN	89,400	—	(30)
JP Morgan & Chase Co.	9/2/2022	USD	1,606,922	SEK	17,086,800	—	(4,032)
RBC Capital Markets	9/2/2022	USD	1,336,901	SEK	14,215,600	—	(3,355)
JP Morgan & Chase Co.	9/2/2022	USD	707,118	SGD	986,500	—	(1,189)
RBC Capital Markets	9/2/2022	USD	404,559	SGD	564,400	—	(680)
JP Morgan & Chase Co.	9/2/2022	USD	738,726	THB	26,962,600	735	—
JP Morgan & Chase Co.	9/2/2022	USD	90,824	TRY	1,652,500	14	—
JP Morgan & Chase Co.	9/2/2022	USD	612,841	ZAR	10,445,500	—	(3,018)
RBC Capital Markets	9/2/2022	USD	775,580	ZAR	13,219,300	—	(3,819)
JP Morgan & Chase Co.	9/2/2022	ZAR	10,445,500	USD	624,735	14,912	—
RBC Capital Markets	9/2/2022	ZAR	307,000	USD	18,360	437	—
RBC Capital Markets	9/2/2022	ZAR	12,912,300	USD	772,271	18,433	—
Goldman Sachs & Co.	9/6/2022	BRL	3,610,500	USD	687,708	—	(5,248)
JP Morgan & Chase Co.	9/6/2022	BRL	3,681,800	USD	704,718	—	(1,922)
RBC Capital Markets	9/6/2022	BRL	86,000	USD	16,373	—	(133)
RBC Capital Markets	9/6/2022	BRL	3,222,900	USD	613,915	—	(4,649)
Goldman Sachs & Co.	9/6/2022	CLP	92,158,400	USD	101,636	—	(1,074)
JP Morgan & Chase Co.	9/6/2022	CLP	85,394,300	USD	93,917	—	(1,254)
Goldman Sachs & Co.	9/6/2022	COP	98,581,700	USD	22,783	545	—
JP Morgan & Chase Co.	9/6/2022	COP	170,601,300	USD	39,922	1,438	—
Goldman Sachs & Co.	9/6/2022	EGP	407,000	USD	20,421	—	(573)
JP Morgan & Chase Co.	9/6/2022	IDR	5,895,396,200	USD	397,425	311	—
RBC Capital Markets	9/6/2022	IDR	5,018,076,700	USD	338,054	37	—
Goldman Sachs & Co.	9/6/2022	INR	168,722,700	USD	2,121,097	—	(1,172)
JP Morgan & Chase Co.	9/6/2022	INR	27,869,000	USD	350,100	—	(449)
JP Morgan & Chase Co.	9/6/2022	INR	236,732,700	USD	2,976,085	—	(1,645)
Goldman Sachs & Co.	9/6/2022	KRW	2,743,981,100	USD	2,112,868	61,168	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
Goldman Sachs & Co.	9/6/2022	KRW	172,973,000	USD	133,156	$3,822	$—
JP Morgan & Chase Co.	9/6/2022	KRW	1,045,818,400	USD	805,616	23,648	—
RBC Capital Markets	9/6/2022	KRW	2,139,256,900	USD	1,647,356	47,815	—
Goldman Sachs & Co.	9/6/2022	KWD	97,000	USD	316,342	1,427	—
RBC Capital Markets	9/6/2022	MYR	2,561,200	USD	574,711	2,410	—
Goldman Sachs & Co.	9/6/2022	QAR	1,439,000	USD	391,389	—	(3,773)
Goldman Sachs & Co.	9/6/2022	QAR	165,000	USD	44,878	—	(433)
Goldman Sachs & Co.	9/6/2022	SAR	6,305,000	USD	1,678,871	1,545	—
Goldman Sachs & Co.	9/6/2022	SAR	269,000	USD	71,628	66	—
Goldman Sachs & Co.	9/6/2022	TWD	55,909,600	USD	1,870,074	32,701	—
JP Morgan & Chase Co.	9/6/2022	TWD	66,378,200	USD	2,222,236	40,830	—
RBC Capital Markets	9/6/2022	TWD	57,122,200	USD	1,910,761	33,538	—
Goldman Sachs & Co.	9/6/2022	USD	696,336	BRL	3,610,500	—	(3,380)
JP Morgan & Chase Co.	9/6/2022	USD	710,142	BRL	3,681,800	—	(3,502)
RBC Capital Markets	9/6/2022	USD	638,660	BRL	3,308,900	—	(3,591)
Goldman Sachs & Co.	9/6/2022	USD	103,247	CLP	92,158,400	—	(537)
JP Morgan & Chase Co.	9/6/2022	USD	94,848	CLP	85,394,300	324	—
Goldman Sachs & Co.	9/6/2022	USD	22,285	COP	98,581,700	—	(47)
JP Morgan & Chase Co.	9/6/2022	USD	1,666	COP	7,203,000	—	(42)
JP Morgan & Chase Co.	9/6/2022	USD	36,890	COP	163,398,300	—	(31)
Goldman Sachs & Co.	9/6/2022	USD	21,187	EGP	407,000	—	(192)
JP Morgan & Chase Co.	9/6/2022	USD	397,103	IDR	5,895,396,200	11	—
RBC Capital Markets	9/6/2022	USD	337,918	IDR	5,018,076,700	100	—
Goldman Sachs & Co.	9/6/2022	USD	2,121,498	INR	168,722,700	772	—
JP Morgan & Chase Co.	9/6/2022	USD	3,328,323	INR	264,601,700	—	(44)
Goldman Sachs & Co.	9/6/2022	USD	2,177,725	KRW	2,916,954,100	3,308	—
JP Morgan & Chase Co.	9/6/2022	USD	781,202	KRW	1,045,818,400	766	—
RBC Capital Markets	9/6/2022	USD	1,597,951	KRW	2,139,256,900	1,591	—
Goldman Sachs & Co.	9/6/2022	USD	314,986	KWD	97,000	—	(71)
RBC Capital Markets	9/6/2022	USD	571,952	MYR	2,561,200	349	—
Goldman Sachs & Co.	9/6/2022	USD	435,769	QAR	1,604,000	4,703	—
Goldman Sachs & Co.	9/6/2022	USD	1,748,869	SAR	6,574,000	19	—
Goldman Sachs & Co.	9/6/2022	USD	1,841,494	TWD	55,909,600	—	(4,121)
JP Morgan & Chase Co.	9/6/2022	USD	82,672	TWD	2,479,000	—	(1,204)
JP Morgan & Chase Co.	9/6/2022	USD	2,104,024	TWD	63,899,200	—	(4,086)
RBC Capital Markets	9/6/2022	USD	1,879,638	TWD	57,122,200	—	(2,415)
Goldman Sachs & Co.	10/4/2022	AED	1,932,000	USD	525,979	—	(13)
Goldman Sachs & Co.	10/4/2022	AUD	2,690,400	USD	1,845,345	3,432	—
Goldman Sachs & Co.	10/4/2022	AUD	426,000	USD	292,189	539	—
JP Morgan & Chase Co.	10/4/2022	AUD	3,623,800	USD	2,485,456	4,514	—
RBC Capital Markets	10/4/2022	AUD	3,640,000	USD	2,496,640	4,607	—
Goldman Sachs & Co.	10/4/2022	CAD	3,620,800	USD	2,764,102	7,905	—
Goldman Sachs & Co.	10/4/2022	CAD	334,000	USD	254,970	725	—
JP Morgan & Chase Co.	10/4/2022	CAD	5,909,200	USD	4,511,081	12,925	—
RBC Capital Markets	10/4/2022	CAD	4,958,500	USD	3,785,325	10,854	—
Goldman Sachs & Co.	10/4/2022	CHF	3,432,000	USD	3,525,496	4,690	—
JP Morgan & Chase Co.	10/4/2022	CHF	2,805,900	USD	2,882,103	3,598	—
RBC Capital Markets	10/4/2022	CHF	2,590,800	USD	2,661,380	3,541	—
Goldman Sachs & Co.	10/4/2022	CZK	1,029,400	USD	42,070	40	—
JP Morgan & Chase Co.	10/4/2022	CZK	707,000	USD	28,894	27	—
JP Morgan & Chase Co.	10/4/2022	DKK	8,259,600	USD	1,118,899	294	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
RBC Capital Markets	10/4/2022	DKK	9,764,100	USD	1,322,816	$455	$—
Goldman Sachs & Co.	10/4/2022	EUR	9,203,800	USD	9,274,191	3,430	—
JP Morgan & Chase Co.	10/4/2022	EUR	9,317,400	USD	9,388,026	2,839	—
RBC Capital Markets	10/4/2022	EUR	7,674,900	USD	7,733,598	2,860	—
Goldman Sachs & Co.	10/4/2022	GBP	4,186,700	USD	4,874,575	7,630	—
JP Morgan & Chase Co.	10/4/2022	GBP	4,543,900	USD	5,290,372	8,190	—
RBC Capital Markets	10/4/2022	GBP	279,000	USD	324,834	503	—
RBC Capital Markets	10/4/2022	GBP	2,575,300	USD	2,998,399	4,670	—
Goldman Sachs & Co.	10/4/2022	HUF	14,453,900	USD	35,879	—	(77)
JP Morgan & Chase Co.	10/4/2022	HUF	11,896,900	USD	29,517	—	(78)
Goldman Sachs & Co.	10/4/2022	JPY	859,298,300	USD	6,214,415	11,653	—
JP Morgan & Chase Co.	10/4/2022	JPY	1,131,876,300	USD	8,185,661	15,320	—
RBC Capital Markets	10/4/2022	JPY	71,224,000	USD	515,084	961	—
RBC Capital Markets	10/4/2022	JPY	669,167,100	USD	4,839,393	9,075	—
Goldman Sachs & Co.	10/4/2022	KWD	97,000	USD	314,986	–	(65)
Goldman Sachs & Co.	10/4/2022	MXN	6,571,600	USD	324,780	758	—
JP Morgan & Chase Co.	10/4/2022	MXN	7,730,800	USD	382,070	892	—
RBC Capital Markets	10/4/2022	MXN	3,211,600	USD	158,723	371	—
Goldman Sachs & Co.	10/4/2022	NOK	6,317,200	USD	636,885	812	—
JP Morgan & Chase Co.	10/4/2022	NOK	691,000	USD	69,667	91	—
JP Morgan & Chase Co.	10/4/2022	NOK	454,500	USD	45,822	59	—
JP Morgan & Chase Co.	10/4/2022	NZD	22,300	USD	13,671	27	—
RBC Capital Markets	10/4/2022	NZD	220,300	USD	135,055	271	—
JP Morgan & Chase Co.	10/4/2022	PHP	2,672,200	USD	47,388	—	(161)
RBC Capital Markets	10/4/2022	PHP	13,104,400	USD	232,864	—	(315)
Goldman Sachs & Co.	10/4/2022	PLN	1,016,200	USD	215,388	430	—
JP Morgan & Chase Co.	10/4/2022	PLN	89,400	USD	18,949	38	—
Goldman Sachs & Co.	10/4/2022	QAR	1,604,000	USD	435,769	—	(4,814)
Goldman Sachs & Co.	10/4/2022	SAR	6,574,000	USD	1,748,730	—	(226)
Goldman Sachs & Co.	10/4/2022	SAR	315,000	USD	83,792	—	(11)
JP Morgan & Chase Co.	10/4/2022	SEK	17,086,800	USD	1,609,298	3,711	—
RBC Capital Markets	10/4/2022	SEK	14,215,600	USD	1,338,903	3,113	—
JP Morgan & Chase Co.	10/4/2022	SGD	986,500	USD	707,207	1,165	—
RBC Capital Markets	10/4/2022	SGD	564,400	USD	404,610	666	—
JP Morgan & Chase Co.	10/4/2022	THB	1,983,000	USD	54,374	—	(119)
JP Morgan & Chase Co.	10/4/2022	THB	26,962,600	USD	739,536	—	(1,392)
JP Morgan & Chase Co.	10/4/2022	TRY	1,652,500	USD	88,713	347	—
JP Morgan & Chase Co.	10/4/2022	TRY	887,000	USD	47,422	—	(10)
JP Morgan & Chase Co.	10/4/2022	USD	110,286	DKK	814,000	—	(45)
Goldman Sachs & Co.	10/4/2022	USD	197,504	EUR	196,000	—	(78)
JP Morgan & Chase Co.	10/4/2022	ZAR	10,445,500	USD	611,027	3,158	—
RBC Capital Markets	10/4/2022	ZAR	13,219,300	USD	773,285	3,996	—
Goldman Sachs & Co.	10/5/2022	BRL	3,610,500	USD	691,018	3,128	—
Goldman Sachs & Co.	10/5/2022	BRL	865,000	USD	165,553	749	—
JP Morgan & Chase Co.	10/5/2022	BRL	3,681,800	USD	704,682	3,207	—
RBC Capital Markets	10/5/2022	BRL	3,308,900	USD	633,780	3,352	—
Goldman Sachs & Co.	10/5/2022	CLP	92,158,400	USD	102,638	496	—
JP Morgan & Chase Co.	10/5/2022	CLP	85,394,300	USD	94,293	—	(352)
Goldman Sachs & Co.	10/5/2022	COP	98,581,700	USD	22,172	38	—
JP Morgan & Chase Co.	10/5/2022	COP	163,398,300	USD	36,700	13	—
Goldman Sachs & Co.	10/5/2022	EGP	407,000	USD	19,966	—	(249)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
Goldman Sachs & Co.	10/5/2022	HKD	39,323,100	USD	5,013,591	$—	$(377)
JP Morgan & Chase Co.	10/5/2022	HKD	26,257,700	USD	3,347,681	—	(359)
RBC Capital Markets	10/5/2022	HKD	32,130,800	USD	4,096,566	—	(334)
JP Morgan & Chase Co.	10/5/2022	IDR	5,895,396,200	USD	396,569	—	(162)
RBC Capital Markets	10/5/2022	IDR	5,018,076,700	USD	337,531	—	(160)
RBC Capital Markets	10/5/2022	MYR	2,561,200	USD	571,505	—	(1,006)
Goldman Sachs & Co.	10/5/2022	TWD	55,909,600	USD	1,844,045	4,116	—
JP Morgan & Chase Co.	10/5/2022	TWD	63,899,200	USD	2,107,493	4,634	—
RBC Capital Markets	10/5/2022	TWD	57,122,200	USD	1,882,301	2,467	—
Goldman Sachs & Co.	10/5/2022	USD	86,065	HKD	675,000	3	—
JP Morgan & Chase Co.	10/5/2022	USD	61,789	TWD	1,875,000	—	(85)
Goldman Sachs & Co.	10/6/2022	ILS	650,100	USD	195,757	248	—
JP Morgan & Chase Co.	10/6/2022	ILS	316,000	USD	95,132	99	—
JP Morgan & Chase Co.	10/6/2022	ILS	157,700	USD	47,485	59	—
RBC Capital Markets	10/6/2022	ILS	603,000	USD	181,575	230	—
Goldman Sachs & Co.	10/6/2022	INR	27,740,000	USD	348,020	24	—
Goldman Sachs & Co.	10/6/2022	INR	168,722,700	USD	2,114,055	—	(2,557)
JP Morgan & Chase Co.	10/6/2022	INR	264,601,700	USD	3,318,056	—	(1,350)
Goldman Sachs & Co.	10/6/2022	KRW	2,916,954,100	USD	2,178,376	—	(3,748)
JP Morgan & Chase Co.	10/6/2022	KRW	1,045,818,400	USD	781,523	—	(836)
RBC Capital Markets	10/6/2022	KRW	2,139,256,900	USD	1,598,608	—	(1,734)
JP Morgan & Chase Co.	10/11/2022	CNH	9,577,400	USD	1,389,689	2,518	—
RBC Capital Markets	10/11/2022	CNH	4,470,800	USD	648,717	1,175	—

Total unrealized appreciation (depreciation)						$3,301,406	$(257,916)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2022.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$132,586,833	$—	$25,526	$132,612,359
Preferred Stocks(a)	1,284,439	—	0	1,284,439
Corporate Bonds	—	211	—	211
Rights	—	—	0	0
Warrants(a)	2,977	—	1	2,978
Short-Term Investments(a)	6,073,429	—	—	6,073,429
Derivatives(b)
Forward Foreign Currency Contracts	—	3,301,406	—	3,301,406
Futures Contracts	7,147	—	—	7,147

TOTAL	$139,954,825	$3,301,617	$25,527	$143,281,969

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(257,916)	$—	$(257,916)
Futures Contracts	(57,347)	—	—	(57,347)

TOTAL	$(57,347)	$(257,916)	$—	$(315,263)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended August 31, 2022, the amount of transfers from Level 1 to Level 3 was $11, the amount of transfers from Level 3 to Level 1 was $2,660. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBAW-PH1

R-089711-1 (5/24) DBX005195 (5/24)